UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05010

The Huntington Funds

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Martin R. Dean

The Huntington National Bank

37 West Broad Street, 6th Floor

Columbus, OH 43215

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worchester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

Huntington Tax-Free Money Market Fund

Portfolio of Investments (Unaudited)

September 30, 2014

Principal Amount		Value
Municipal Bonds — 99.5%

Colorado — 1.0%
$ 500,000	Colorado Educational & Cultural Facilities Authority Revenue, 0.020%, 12/1/35 (a)	$500,000
Delaware — 2.8%
1,400,000	University of Delaware, Revenue, 0.020%, 11/1/35 (a)	1,400,000
Florida — 10.6%
615,000	Broward County, FL, Housing Finance Authority Revenue, 0.040%, 12/1/29 (a)	615,000
1,305,000	Jacksonville, FL, Housing Finance Authority Revenue, (Fannie Mae Ins.), 0.040%, 7/15/33 (a)	1,305,000
100,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.040%, 5/1/25 (a)	100,000
300,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.040%, 11/1/36 (a)	300,000
1,425,000	Pinellas County, FL, Health Facilities Authority Revenue, Series A-1, (AGM Ins.), 0.020%, 11/1/38 (a)	1,425,000
1,000,000	Sarasota County, FL, Public Hospital District Hospital Revenue, Sarasota Memorial Hospital, Series A, (LOC - Northern Trust Co.), 0.010%, 7/1/37 (a)	1,000,000
500,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.040%, 1/15/32 (a)	500,000

		5,245,000

Georgia — 1.4%
700,000	Athens-Clarke County, GA, Unified Government Development Authority, University of Georgia Athletic Association Project Revenue, (LOC - Wells Fargo Bank N.A.), 0.010%, 8/1/33 (a)	700,000
Indiana — 2.7%
1,350,000	Indianapolis, IN, Multifamily Housing Revenue, 0.040%, 5/15/38 (a)	1,350,000
Iowa — 5.8%
800,000	Iowa State Finance Authority, Health Facilities Revenue, Series A, 0.020%, 2/15/35 (a)	800,000
700,000	Iowa State Finance Authority, Health Facilities Revenue, Series B, 0.020%, 2/15/35 (a)	700,000
1,225,000	Waterloo, IA, G.O., Series A, 2.000%, 6/1/15	1,238,813
125,000	Waverly, IA, G.O., Series A, 2.000%, 6/1/15	126,409

		2,865,222

Massachusetts — 1.4%
182,280	Great Barrington, MA, G.O., 2.000%, 6/1/15	184,276
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series G, (LOC - Wells Fargo Bank N.A.), 0.010%, 7/1/26 (a)	500,000

		684,276

Michigan — 3.7%
500,000	Michigan State Housing Development Authority Revenue, Series A, 0.250%, 4/1/15	500,000
245,000	Township of Clay MI, G.O., 2.000%, 10/1/14	245,000
1,100,000	University of Michigan, Revenue, Series B, (SPA - Northern Trust Co.), 0.010%, 4/1/42 (a)	1,100,000

		1,845,000

Minnesota — 8.6%
150,000	Burnsville, MN, Multifamily Revenue, (Fannie Mae Ins.), 0.030%, 10/15/33 (a)	150,000
1,450,000	Minneapolis, MN & Saint Paul, MN Housing and Redevelopment Authority Revenue, Health Care Facilities, Series A, (AGM Ins., SPA - U.S. Bank N.A.), 0.040%, 8/15/34 (a)	1,450,000
1,240,000	Minneapolis, MN, Housing and Redevelopment Revenue, Health Care Facilities, (SPA - U.S. Bank), Housing Development Revenue, (Fannie Mae Ins.), 0.030%, 9/1/26 (a)	1,240,000
1,410,000	Minneapolis, MN, Housing Development Revenue, Symphony Placement Project, (LA - Freddie Mac), 0.040%, 12/1/14 (a)	1,410,000

		4,250,000

Missouri — 3.0%
1,100,000	Missouri State Development Finance Board Revenue, Nelson Gallery Foundation, Series A, (SPA - Northern Trust Co.), 0.020%, 12/1/33 (a)	1,100,000
400,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A-2, (LOC - Wells Fargo Bank N.A.), 0.010%, 10/1/35 (a)	400,000

		1,500,000

See accompanying notes which are an integral part of these portfolios of investments.

Principal Amount		Value
New Hampshire — 6.3%
$ 1,400,000	New Hampshire Health & Education Facilities Authority Revenue, Series B, (SPA - JPMorgan Chase Bank), 0.070%, 7/1/33 (a)	$1,400,000
740,000	New Hampshire State Health & Education Facilities Authority Revenue, University System of New Hampshire, Series A-1, (SPA - U.S. Bank N.A.), 0.070%, 7/1/35 (a)	740,000
1,000,000	New Hampshire State Health & Education Facilities Authority Revenue, Tilton School, (LOC - TD Bank N.A.), 0.030%, 2/1/36 (a)	1,000,000

		3,140,000

New York — 6.5%
900,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 0.010%, 11/1/22 (a)	900,000
1,700,000	New York City Water & Sewer System Revenue, (SPA - State Street Bank Co.), 0.010%, 6/15/43 (a)	1,700,000
600,000	New York State Housing Finance Agency Revenue, (Fannie Mae Ins.), 0.030%, 5/15/39 (a)	600,000

		3,200,000

North Carolina — 5.0%
710,000	Charlotte-Mecklenburg, NC, Health Care System Revenue, Series H, (LOC - Wells Fargo Bank N.A.), 0.010%, 1/15/45 (a)	710,000
1,000,000	Charlotte-Mecklenburg, NC, Hospital Authority, Health Care System Revenue, Series E, (AGM Ins., LOC - TD Bank N.A.), 0.030%, 1/15/44 (a)	1,000,000
770,000	Forsyth County, NC, G.O., Series B, (SPA - Wells Fargo Bank N.A.), 0.030%, 10/1/26 (a)	770,000

		2,480,000

Ohio — 14.7%
65,000	Bucyrus, OH, School District Improvement, G.O., (Student Credit Program Ins.), 1.000%, 12/1/14	65,075
900,000	Butler County, OH, Limited Tax - Various Purpose, G.O., 0.300%, 7/30/15	900,000
170,000	Chillicothe, OH, Limited Tax - Various Purpose, G.O., (Build America Mutual (BAM) Ins.), 1.000%, 12/1/14	170,161
500,000	Clark County, OH, G.O., BAN, 0.500%, 5/27/15	500,487
500,000	Fostoria, OH, City School District Improvement, G.O., (Student Credit Program), 1.000%, 12/1/14	500,581
600,000	Green, OH, Street Improvements, G.O., BAN, Series A, 1.000%, 7/30/15	603,470
305,000	Harrison, OH, G.O., 2.625%, 10/23/14	305,314
1,105,000	Huron, OH, Various Purpose, G.O., BAN, 1.000%, 7/22/15	1,110,314
1,300,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series C, 0.010%, 11/15/45 (a)	1,300,000
300,000	Mount Vernon, OH, City School District Improvement, G.O., (AGM Ins.), 3.500%, 12/1/14	301,570
820,000	Seven Hills, OH, Capital Improvements and Equipment, G.O., BAN, 1.200%, 7/9/15	824,709
580,000	Streetsboro, OH, City School District, G.O., Series A, 2.000%, 12/1/14	581,704
115,000	West Liberty, OH, Local School District Facilities Construction and Improvement, G.O., Series B, (Student Credit Program), 1.500%, 12/1/14	115,201

		7,278,586

Pennsylvania — 5.3%
1,000,000	Allegheny County, PA, Higher Education Building Authority Revenue, Carnegie Mellon University, (SPA - Bank of New York Mellon), 0.010%, 12/1/37 (a)	1,000,000
600,000	Geisinger, PA, Geisinger Health Systems Revenue, (SPA - Northern Trust Co.), 0.010%, 11/15/32 (a)	600,000
1,000,000	Geisinger, PA, Geisinger Health Systems Revenue, Series B, (SPA - U.S. Bank), 0.010%, 8/1/22 (a)	1,000,000

		2,600,000

Tennessee — 5.4%
1,825,000	Jackson, TN, Health Educational & Housing Facility Board Multifamily Revenue, (Fannie Mae Ins.), 0.040%, 5/15/31 (a)	1,825,000
830,000	Jackson, TN, Health Educational & Housing Facility Board, Multifamily Revenue, (Fannie Mae Ins.), 0.040%, 10/15/32 (a)	830,000

		2,655,000

Texas — 4.4%
500,000	Austin, TX, Housing Finance Corp., Multifamily Housing Revenue, Stassney Woods Apartments, Series A, (Fannie Mae Ins., LOC - JPMorgan Chase Bank), 0.040%, 10/15/32 (a)	500,000

See accompanying notes which are an integral part of these portfolios of investments.

Principal Amount/Shares		Value
$ 600,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-1, 0.020%, 9/1/31 (a)	$600,000
600,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-2, (LOC - JPMorgan Chase & Co.), 0.020%, 9/1/31 (a)	600,000
460,000	Travis County, TX, Housing Finance Corp., Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.040%, 2/15/34 (a)	460,000

		2,160,000

Vermont — 4.6%
1,020,000	Vermont State Educational & Health Buildings Financing Agency Revenue, Vermont Law School Project, Series B, (LOC - TD Bank N.A.), 0.030%, 1/1/33 (a)	1,020,000
1,235,000	Vermont State Educational & Health Buildings Financing Agency Revenue, Series A, (LOC - TD Bank North), 0.010%, 10/1/34 (a)	1,235,000

		2,255,000

Virginia — 2.0%
550,000	Arlington County, VA, Industrial Development Authority Revenue, Series A, (Fannie Mae Ins.), 0.030%, 3/1/35 (a)	550,000
425,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.040%, 10/15/32 (a)	425,000

		975,000

Washington — 4.3%
285,000	Ocean Shores, WA, G.O., 2.000%, 12/1/14	285,742
400,000	Vancouver, WA, Housing Authority Revenue, (LA - Freddie Mac), 0.030%, 12/1/38 (a)	400,000
805,000	Washington Economic Development Finance Authority Revenue, Pioneer Human Services, 0.060%, 9/1/18 (a)	805,000
400,000	Washington Health Care Facilities Authority, Multicare Health Systems, Series D, (LOC - Barclays Bank PLC), 0.010%, 8/15/41 (a)	400,000
210,000	Yakima County, WA, School District No 208 West Valley, G.O., (School Bond Guarantee), 3.000%, 12/1/14	210,959

		2,101,701

Total Municipal Bonds (Cost $49,184,785)		49,184,785

Cash Equivalents — 0.5%
249,045	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I, 0.010% (b)	249,045

Total Cash Equivalents (Cost $249,045)		249,045

Total Investments (Cost $49,433,830) — 100.0%		49,433,830

Other Assets in Excess of Liabilities — 0.0%		23,219

Net Assets — 100.0%		$49,457,049

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2014.
(b)	Rate disclosed is the seven day yield as of September 30, 2014.

AGM — Assured Guaranty Municipal Corp.

BAN — Bond Anticipation Note

G.O. — General Obligation

LA — Liquidity Agreement

LOC — Letter of Credit

SPA — Standby Purchase Agreement

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Money Market Fund

Portfolio of Investments (Unaudited)

September 30, 2014

Principal Amount		Value
U.S. Government Agencies — 72.5%

Federal Farm Credit Bank — 19.6% (a)
$ 15,000,000	0.280%, 10/14/14	$15,000,866
28,200,000	0.230%, 3/16/15	28,218,979
5,045,000	0.179%, 3/20/15	5,047,535
4,500,000	0.174%, 4/23/15	4,502,327
10,000,000	0.167%, 4/27/15	10,004,365
10,000,000	0.130%, 8/7/15	10,000,886

		72,774,958

Federal Home Loan Bank — 18.5%
10,000,000	0.080%, 10/27/14	10,000,000
15,000,000	0.090%, 1/15/15	14,999,914
14,000,000	0.108%, 3/6/15 (a)	14,000,000
10,000,000	0.170%, 7/22/15	9,999,032
10,000,000	0.125%, 8/28/15	9,994,813
10,000,000	0.270%, 10/9/15	10,000,000

		68,993,759

Federal Home Loan Bank Discount Notes — 13.9% (b) (c)
10,200,000	0.060%, 10/10/14	10,199,847
11,850,000	0.065%, 10/22/14	11,849,551
10,000,000	0.060%, 10/29/14	9,999,533
17,200,000	0.015%, 11/14/14	17,199,685
2,265,000	0.086%, 1/7/15	2,264,476

		51,513,092

Federal Home Loan Mortgage Corp. — 4.4%
10,000,000	0.156%, 12/5/14 (a)	10,001,636
6,500,000	0.500%, 9/25/15	6,518,303

		16,519,939

Federal Home Loan Mortgage Corp. Discount Note — 6.7%
25,000,000	0.070%, 11/3/14 (b) (c)	24,998,396

Federal National Mortgage Association — 9.4%
35,000,000	0.122%, 2/27/15 (a)	35,007,498

Total U.S. Government Agencies (Cost $269,807,642)		269,807,642

U.S. Treasury Obligations — 9.6%

U.S. Treasury Bills — 6.9% (c)
8,956,000	0.000%, 10/2/14	8,956,000
16,555,000	0.000%, 10/23/14	16,555,000

		25,511,000

U.S. Treasury Note — 2.7%
10,000,000	U.S. Treasury Notes, 0.084%, 4/30/16 (a)	10,000,841

Total U.S. Treasury Obligations (Cost $35,511,841)		35,511,841

Repurchase Agreements — 25.5%

95,000,000	TD Securities, 0.000%, dated 9/30/14, due 10/1/14, repurchase price $95,000,000 (collateralized by U.S. Treasury Note, 2.000%, 9/30/20, market value $96,900,000)	95,000,000

Total Repurchase Agreements (Cost $95,000,000)		95,000,000

Total Investments (Cost $400,319,483) — 107.6%		400,319,483

Liabilities in Excess of Other Assets — (7.6)%		(28,224,194)

Net Assets — 100.0%		$372,095,289

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2014.
(b)	Zero coupon bond.
(c)	Rate represents the effective yield at purchase.

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Ohio Municipal Money Market Fund

Portfolio of Investments (Unaudited)

September 30, 2014

Principal Amount/ Shares		Value
Municipal Bonds — 95.7%

Ohio — 95.7%
$ 1,750,000	Belmont County, OH, Water System Improvements, G.O., BAN, 1.000%, 4/23/15	$1,755,355
850,000	Butler County, OH, Heathcare Facilities Revenue, Colonial Senior Services, Inc. Project, (LOC - U.S. Bank N.A.), 0.030%, 7/1/24 (a)	850,000
1,290,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC - U.S. Bank N.A.), 0.030%, 6/1/35 (a)	1,290,000
350,000	Cleveland, OH, Cleveland Heights & University Heights City School Districts, COP, 1.500%, 12/1/14	350,713
3,000,000	Cleveland, OH, Waterworks Revenue, Series Q, 0.030%, 1/1/33 (a)	3,000,000
1,915,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, SPC Buildings 1&3 LLC, (LOC - JPMorgan Chase Bank), 0.040%, 1/1/37 (a)	1,915,000
1,250,000	Cleveland, OH, Cuyahoga County Port Authority Educational Facilities Revenue, Laurel School Project, (LOC - JPMorgan Chase Bank), 0.030%, 4/1/38 (a)	1,250,000
1,000,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facilities Revenue, Cleveland Museum of Art, Series A, 0.030%, 10/1/40 (a)	1,000,000
1,000,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facilities Revenue, Cleveland Museum of Art, Series D, (SPA - JPMorgan Chase Bank), 0.040%, 10/1/40 (a)	1,000,000
2,885,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.030%, 7/1/35 (a)	2,885,000
2,375,000	Columbus, OH, Adjusted Sanitary Sewer, G.O., Series 1, 0.020%, 12/1/26 (a)	2,375,000
770,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, Series A, (LOC - U.S. Bank N.A.), 0.030%, 1/1/30 (a)	770,000
1,800,000	Columbus, OH, Sewer Revenue, Series B, 0.020%, 6/1/32 (a)	1,800,000
1,390,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.030%, 12/1/36 (a)	1,390,000
900,000	Elyria, OH, G.O., BAN, 0.650%, 6/2/15	901,195
120,000	Franklin County, OH, OhioHealth Facilities, OhioHealth Facilities, Series B, (SPA - Barclays Bank PLC), 0.020%, 11/15/41 (a)	120,000
1,600,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.040%, 12/1/21 (a)	1,600,000
3,000,000	Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital, Series D, 0.030%, 11/1/33 (a)	3,000,000
1,500,000	Franklin County, OH, Hospital Revenue, Nationwide Children’s Hospital, Series B, 0.020%, 11/1/40 (a)	1,500,000
2,700,000	Franklin County, OH, OhioHealth Facilities Revenue, Series A, (SPA - Barclays Bank PLC), 0.020%, 11/15/41 (a)	2,700,000
1,090,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, (LOC - JPMorgan Chase Bank), 0.030%, 5/15/28 (a)	1,090,000
1,675,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, Series M, 0.040%, 5/15/37 (a)	1,675,000
1,000,000	Hamilton, OH, Various Purposes, G.O., BAN, 1.000%, 10/2/14	1,000,011
150,000	Highland, OH , Local School District, G.O., 3.750%, 12/1/14	150,856
335,000	Lancaster, OH, Courthouse Improvement, G.O., 2.000%, 12/1/14	335,973
400,000	Licking County, OH, G.O., BAN, 1.250%, 6/2/15	402,531
900,000	Lorain County, OH, Port Authority Revenue, BAN, 2.500%, 11/4/14	901,456
1,000,000	Lorain County, OH, Capital Plan Improvements, G.O., BAN, 1.250%, 7/7/15	1,006,852

See accompanying notes which are an integral part of these portfolios of investments.

Principal Amount/ Shares		Value
$2,150,000	Lorain County, OH, Sanitation & Sewer Improvements, G.O., BAN, 1.250%, 7/7/15	$2,164,733
570,000	Mahoning County, OH, Various Purposes, G.O., BAN, 1.500%, 10/9/14	570,131
500,000	Mahoning County, OH, Various Purposes, G.O., 1.500%, 10/9/14	500,120
1,000,000	Miami Township, OH, BAN, 1.000%, 2/11/15	1,002,357
1,100,000	Montgomery County, OH, Revenue, Various Catholic Health, Series B-1, (SPA - Bank of NY Mellon), 0.070%, 3/1/27 (a)	1,100,000
1,795,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series C, (SPA - Wells Fargo Bank N.A.), 0.010%, 11/15/39 (a)	1,795,000
1,610,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - Barclays Bank PLC), 0.010%, 11/15/39 (a)	1,610,000
1,795,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series C, (SPA - JPMorgan Chase Bank), 0.010%, 11/15/45 (a)	1,795,000
1,400,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - JPMorgan Chase Bank), 0.010%, 11/15/45 (a)	1,400,000
2,435,000	Montgomery County, OH , Transportation Improvement District Revenue, 1.250%, 2/11/15	2,442,509
1,408,000	North Ridgeville, OH, Capital Improvement, G.O., BAN, 1.000%, 6/4/15	1,414,145
3,365,000	Ohio State, Infrastructure Improvements, G.O., Series D, 0.040%, 2/1/19 (a)	3,365,000
4,700,000	Ohio State, Common Schools, G.O., Series B, 0.020%, 3/15/25 (a)	4,700,000
1,670,000	Ohio State, Common Schools, G.O., Series C, 0.030%, 6/15/26 (a)	1,670,000
2,000,000	Ohio State Air Quality Development Authority Revenue, Series C, (LOC - Bank of Nova Scotia), 0.030%, 10/1/18 (a)	2,000,000
1,400,000	Ohio State Air Quality Development Authority Revenue, Air Quality Development Authority Revenue, Series B, (LOC - Bank of Nova Scotia), 0.040%, 2/1/26 (a)	1,400,000
200,000	Ohio State Higher Educational Facilities Revenue, Higher Educational Facilities Revenue, Xavier University Project, (LOC - U.S. Bank N.A.), 0.030%, 5/1/15 (a)	200,000
2,785,000	Ohio State Higher Educational Facilities Revenue, Case Western Reserve, Series A, 0.010%, 10/1/22 (a)	2,785,000
2,015,000	Ohio State Higher Educational Facilities Revenue, Higher Educational Facilities Revenue, Case Western Reserve, Series A, (SPA - Wells Fargo Bank N.A.), 0.010%, 10/1/31 (a)	2,015,000
2,500,000	Ohio State Higher Educational Facilities Revenue, John Carroll, Series A, (LOC - JPMorgan Chase Bank), 0.040%, 11/15/31 (a)	2,500,000
380,000	Ohio State Higher Educational Facilities Revenue, Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.040%, 12/1/32 (a)	380,000
2,150,000	Ohio State Higher Educational Facilities Revenue, Cleveland Clinic Health Systems, Series B-3, 0.020%, 1/1/39 (a)	2,150,000
100,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, Series A, (LOC - U.S. Bank N.A.), 0.030%, 5/1/42 (a)	100,000
1,265,000	Ohio State Higher Educational Facilities Revenue, Cleveland Clinic, Series B-4, 0.010%, 1/1/43 (a)	1,265,000
2,900,000	Ohio State Higher Educational Facilities Revenue, Oberlin College Project, 0.040%, 10/1/48 (a)	2,900,000
1,000,000	Ohio State Higher Educational Facilities Revenue, (LA - Wells Fargo Bank N.A.), Cleveland Clinic Health Systems, Series B-1, 0.010%, 1/1/39 (a)	1,000,000
2,060,000	Ohio State University, General Receipts Revenue, 0.020%, 12/1/27 (a)	2,060,000
2,820,000	Ohio State University, General Receipts Revenue, Series B, 0.030%, 12/1/28 (a)	2,820,000
1,805,000	Ohio State Water Development Authority Revenue, Series B, (LOC - Bank of Nova Scotia), 0.030%, 10/1/18 (a)	1,805,000
100,000	Painesville, OH , Local School District Improvement, G.O., 1.000%, 12/1/14	100,116
1,145,000	Pataskala, OH, G.O., BAN, Series B, 1.500%, 11/19/14	1,146,729
110,000	Perry Local School District/Allen County, Local School District, G.O., (AGM Ins.), 1.000%, 12/1/14	110,128
500,000	Springboro, OH, G.O., BAN, 1.000%, 4/2/15	501,621

See accompanying notes which are an integral part of these portfolios of investments.

Principal Amount/ Shares		Value
$ 150,000	Troy, OH, Various Purposes, GO, 1.000%, 12/1/14	$150,185
505,000	Vantage Career Center Joint Vocational School District, G.O., 1.000%, 12/1/14	505,627
105,000	Warren County, OH, G.O., 6.550%, 12/1/14	106,079
1,500,000	Williams County, OH, Building Improvements, G.O., 1.250%, 7/29/15	1,510,469

Total Municipal Bonds (Cost $93,054,891)		93,054,891

Cash Equivalents — 4.2%
506,253	FFI Institutional Tax-Exempt Fund, 0.030% (b)	506,253
3,628,017	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I, 0.010% (b)	3,628,017

Total Cash Equivalents (Cost $4,134,270)		4,134,270

Total Investments (Cost $97,189,161) — 99.9%		97,189,161

Other Assets in Excess of Liabilities — 0.1%		95,092

Net Assets — 100.0%		$97,284,253

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2014.
(b)	Rate disclosed is the seven day yield as of September 30, 2014.

AGM — Assured Guaranty Municipal Corp.

BAN — Bond Anticipation Note

COP — Certificate of Participation

G.O. — General Obligation

LA — Liquidity Agreement

LOC — Letter of Credit

SPA — Standby Purchase Agreement

See accompanying notes which are an integral part of these portfolios of investments.

Huntington U.S. Treasury Money Market Fund

Portfolio of Investments (Unaudited)

September 30, 2014

Principal Amount		Value
U.S. Treasury Obligations — 67.5%

U.S. Treasury Bills — 30.1% (a)
$ 135,646,000	0.005%, 10/9/14	$135,645,849
140,816,000	0.000%, 10/16/14	140,815,993
86,443,000	0.010%, 12/18/14	86,441,127
8,007,500	0.003%, 12/26/14	8,007,448

		370,910,417

U.S. Treasury Notes — 37.4%
25,000,000	0.500%, 10/15/14	25,004,308
35,000,000	4.250%, 11/15/14	35,179,617
25,000,000	2.125%, 11/30/14	25,082,839
50,000,000	0.125%, 12/31/14	50,011,737
25,000,000	0.250%, 1/31/15	25,014,016
25,000,000	0.250%, 2/28/15	25,018,579
50,000,000	0.375%, 3/15/15	50,065,305
50,000,000	0.250%, 5/15/15	50,045,829
50,000,000	0.250%, 5/31/15	50,059,741
125,000,000	0.084%, 4/30/16 (b)	125,007,606

		460,489,577

Total U.S. Treasury Obligations (Cost $831,399,994)		831,399,994

Repurchase Agreements — 32.4%
125,000,000	Bank of America, 0.010%, dated 9/25/14, due 10/2/14, repurchase price $125,000,243 (collateralized by U.S. Treasury Notes, 0.750% - 1.875%, 9/30/17 - 12/31/17, market value $127,551,020)	125,000,000
150,000,000	TD Securities, 0.000%, dated 9/30/14, due 10/1/14, repurchase price $150,000,000 (collateralized by U.S. Treasury Note, 2.000%, 9/30/20, market value $153,000,000)	150,000,000
125,000,000	TD Securities, 0.040%, dated 9/24/14, due 10/1/14, repurchase price $125,000,972 (collateralized by U.S. Treasury Note, 2.625%, 12/31/14, market value $127,500,000)	125,000,000

Total Repurchase Agreements (Cost $400,000,000)		400,000,000

Total Investments (Cost $1,231,399,994) — 99.9%		1,231,399,994

Other Assets in Excess of Liabilities — 0.1%		862,521

Net Assets — 100.0%		$1,232,262,515

(a)	Rate represents the effective yield at purchase.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2014.

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Disciplined Equity Fund

Portfolio of Investments (Unaudited)

September 30, 2014

Shares/ Contracts		Value
Common Stocks — 99.3%

Consumer Discretionary — 10.0%
11,000	BorgWarner, Inc. (a)	$578,710
11,000	Lowe’s Companies, Inc. (a)	582,120
11,200	Walt Disney Co./The (a)	997,136

		2,157,966

Consumer Staples — 2.9%
7,500	Philip Morris International, Inc. (a)	625,500

Energy — 9.9%
3,100	Apache Corp. (a)	290,997
10,000	ConocoPhillips (a)	765,200
17,000	Halliburton Co. (a)	1,096,670

		2,152,867

Financials — 20.7%
45,500	Bank of America Corp. (a)	775,775
18,000	JPMorgan Chase & Co. (a)	1,084,320
19,000	MetLife, Inc. (a)	1,020,680
17,500	U.S. Bancorp (a)	732,025
16,700	Wells Fargo & Co. (a)	866,229

		4,479,029

Health Care — 15.7%
6,400	Amgen, Inc. (a)	898,944
6,900	Baxter International, Inc. (a)	495,213
18,000	Medtronic, Inc. (a)	1,115,100
10,000	Merck & Co., Inc. (a)	592,800
10,000	Pfizer, Inc. (a)	295,700

		3,397,757

Industrials — 13.0%
2,000	3M Co. (a)	283,360
8,000	Caterpillar, Inc. (a)	792,240
8,700	Deere & Co. (a)	713,313
4,300	Delta Air Lines, Inc. (a)	155,445
3,600	Eaton Corp. PLC (a)	228,132
2,400	General Dynamics Corp. (a)	305,016
7,200	United Continental Holdings, Inc. (a) *	336,888

		2,814,394

Information Technology — 20.3%
14,000	eBay, Inc. (a) *	792,820
22,000	EMC Corp. (a)	643,720
24,000	Intel Corp. (a)	835,680
18,000	Microsoft Corp. (a)	834,480
21,000	Oracle Corp.	803,880
6,500	QUALCOMM, Inc. (a)	486,005

		4,396,585

Materials — 5.0%
4,300	Dow Chemical Co./The (a)	225,492
6,700	Praxair, Inc. (a)	864,300

		1,089,792

Telecommunication Services — 1.8%
11,000	AT&T, Inc. (a)	387,640

Total Common Stocks (Cost $16,350,804)		21,501,530

Options Purchased — 1.5%
500	CBOE Volatility Index, Call @ $15, Expiring October 2014 (a)	105,000
1,200	iShares MSCI Emerging Markets ETF, Put @ $42, Expiring October 2014 (b)	106,200
500	SPDR S&P 500 Index, Put @ $196, Expiring October 2014 (b)	105,500

Total Options Purchased (Cost $259,579)		316,700

Exchange-Traded Funds — 0.9%
4,500	Utilities Select Sector SPDR Fund (a)	189,405

Total Exchange-Traded Funds (Cost $171,520)		189,405

Cash Equivalents — 0.3%
69,333	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (c) (d)	69,333

Total Cash Equivalents (Cost $69,333)		69,333

Total Investments (Cost $16,851,236) — 102.0%		22,076,968

Liabilities in Excess of Other Assets — (2.0)%		(433,604)

Net Assets — 100.0%		$21,643,364

(a)	All or a portion of the security is held as collateral for written call options.
(b)	All or a portion of the security is held as collateral for written put options.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2014.
*	Non-income producing security.

CBOE — Chicago Board Options Exchange

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Dividend Capture Fund

Portfolio of Investments (Unaudited)

September 30, 2014

Shares		Value
Common Stocks — 68.1%

Consumer Discretionary — 2.6%
16,500	Comcast Corp., Class A (b)	$887,370
72,000	Ford Motor Co.	1,064,880
68,000	Gentex Corp.	1,820,360
27,250	Starwood Hotels & Resorts Worldwide, Inc.	2,267,473

		6,040,083

Consumer Staples — 5.8%
44,250	Colgate-Palmolive Co.	2,885,985
55,500	Kellogg Co.	3,418,800
28,750	Kimberly-Clark Corp.	3,092,637
39,500	Philip Morris International, Inc.	3,294,300
7,000	Wal-Mart Stores, Inc.	535,290

		13,227,012

Energy — 10.1%
48,650	ConocoPhillips	3,722,698
14,500	Enterprise Products Partners LP (a)	584,350
60,050	Exxon Mobil Corp.	5,647,702
38,500	Kinder Morgan, Inc.	1,476,090
84,500	Marathon Oil Corp.	3,176,355
27,250	Murphy Oil Corp.	1,550,798
105,000	Noble Corp. PLC (a)	2,333,100
22,500	Occidental Petroleum Corp.	2,163,375
4,999	Paragon Offshore PLC *	30,744
50,250	Peabody Energy Corp. (a)	622,095
48,400	Suncor Energy, Inc.	1,749,660

		23,056,967

Financials — 14.2%
44,500	Apollo Investment Corp.	363,565
111,500	Ares Capital Corp.	1,801,840
21,500	Bank of Nova Scotia/The	1,329,775
78,250	BB&T Corp.	2,911,682
55,500	Eaton Vance Corp. (a)	2,094,015
306,500	Fulton Financial Corp.	3,396,020
42,000	Healthcare Trust of America, Inc.	487,200
70,500	JPMorgan Chase & Co.	4,246,920
27,250	MetLife, Inc.	1,463,870
142,750	Old National Bancorp	1,851,468
20,750	Travelers Cos., Inc./The (a)	1,949,255
86,350	U.S. Bancorp	3,612,020
52,000	Unum Group	1,787,760
38,000	Waddell & Reed Financial, Inc., Class A	1,964,220
62,600	Wells Fargo & Co.	3,247,062

		32,506,672

Health Care — 6.8%
37,500	AbbVie, Inc. (a)	2,166,000
40,250	Baxter International, Inc.	2,888,742
7,000	Becton, Dickinson and Co.	796,670
31,250	GlaxoSmithKline PLC ADR	1,436,563
19,500	Johnson & Johnson	2,078,505
32,500	Medtronic, Inc. (a)	2,013,375
21,000	Merck & Co., Inc. (b)	1,244,880
97,500	Pfizer, Inc.	2,883,075

		15,507,810

Industrials — 4.7%
49,250	CSX Corp. (b)	1,578,955
28,250	Deere & Co. (a)	2,316,217
228,750	General Electric Co.	5,860,575
18,000	PACCAR, Inc.	1,023,750

		10,779,497

Information Technology — 7.5%
50,000	CA, Inc.	1,397,000
148,500	Cisco Systems, Inc.	3,737,745
94,600	Intel Corp. (b)	3,293,972
11,500	International Business Machines Corp.	2,183,045
51,250	Microchip Technology, Inc.	2,420,537
52,800	Paychex, Inc. (a)	2,333,760
25,500	Symantec Corp.	599,505
26,250	Xilinx, Inc.	1,111,688

		17,077,252

Materials — 1.8%
63,000	Bemis Co., Inc. (a)	2,395,260
43,750	Sonoco Products Co.	1,718,938

		4,114,198

Real Estate Investment Trusts — 8.7%
29,000	Camden Property Trust	1,987,370
7,000	CBL & Associates Properties, Inc.	125,300
45,000	Equity One, Inc.	973,350
62,800	HCP, Inc.	2,493,788
38,500	Highwoods Properties, Inc. (a)	1,497,650
72,850	Kimco Realty Corp.	1,596,144
332,500	Lexington Realty Trust	3,255,175
253,000	Medical Properties Trust, Inc. (a)	3,101,780
57,000	Piedmont Office Realty Trust, Inc. (a)	1,005,480
84,000	Retail Properties of America, Inc.	1,228,920
21,000	UDR, Inc.	572,250
31,000	Ventas, Inc. (a)	1,920,450

		19,757,657

Telecommunication Services — 2.3%
98,000	AT&T, Inc.	3,453,520
36,000	Verizon Communications, Inc.	1,799,640

		5,253,160

Utilities — 3.6%
124,750	CenterPoint Energy, Inc.	3,052,632
42,750	CMS Energy Corp.	1,267,965
53,250	Hawaiian Electric Industries, Inc. (a)	1,413,788
60,500	Questar Corp.	1,348,545
23,500	TransCanada Corp.	1,210,955

		8,293,885

Total Common Stocks (Cost $143,010,343)		155,614,193

Preferred Stocks — 23.7%
Financials — 14.7%
92,000	Allstate Corp./The, 5.100%	2,253,080
80,000	American Financial Group, Inc., 7.000%	2,111,200
104,700	Axis Capital Holdings Ltd., Series C, 6.875%	2,712,777
140,000	BB&T Corp., 5.850%	3,383,800
115,000	Charles Schwab Corp./The, Series B, 6.000%	2,888,800
155,000	JPMorgan Chase Capital XXIX, 6.700%	3,961,800
75,000	KKR Financial Holdings LLC, 8.375%	2,100,000
115,000	PartnerRe Ltd., Series E, 7.250%	3,090,050
80,000	Prudential Financial, Inc., 5.700%	1,948,000
120,000	Raymond James Financial, Inc., 6.900%	3,138,000

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Value
75,000	State Street Corp., Series C, 5.250%	$1,724,250
150,000	Wells Fargo & Co., Series J, 8.000%	4,353,000

		33,664,757

Industrials — 1.4%
125,000	Stanley Black & Decker, Inc., 5.750%	3,085,000

Real Estate Investment Trusts — 7.2%
140,000	Kimco Realty Corp., Series H, 6.900%	3,689,000
132,000	PS Business Parks, Inc., Series S, 6.450%	3,346,200
115,000	Public Storage, Inc., Series V, 5.375%	2,635,800
155,000	Realty Income Corp., Series F, 6.625%	4,053,250
18,066	Senior Housing Properties Trust, 5.625%	424,551
95,000	Vornado Realty LP, 7.875%	2,399,700

		16,548,501

Telecommunication Services — 0.4%
35,000	Verizon Communications, Inc., 5.900%, 2/15/54	912,800

Total Preferred Stocks (Cost $53,399,328)		54,211,058

Exchange-Traded Funds — 6.8%
170,500	iShares U.S. Preferred Stock ETF (a)	6,738,160
36,000	iShares US Real Estate ETF (a)	2,491,200
82,750	SPDR S&P Dividend ETF	6,201,285

Total Exchange-Traded Funds (Cost $14,501,876)		15,430,645

Cash Equivalents — 1.4%
3,062,933	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (c) (d)	3,062,933

Total Cash Equivalents (Cost $3,062,933)		3,062,933

Short-Term Securities Held as Collateral for Securities Lending — 15.8%
36,100,875	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (d)	36,100,875

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $36,100,875)		36,100,875

Total Investments (Cost $250,075,355) — 115.8%		264,419,704

Liabilities in Excess of Other Assets — (15.8)%		(36,010,505)

Net Assets — 100.0%		$228,409,199

(a)	All or a portion of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $35,223,394.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Global Select Markets Fund

Portfolio of Investments (Unaudited)

September 30, 2014

Shares/ Principal Amount		Value
Common Stocks — 82.3%
Brazil — 6.7%

Consumer Discretionary — 4.4%
35,400	Kroton Educacional SA	$222,153
37,000	Lojas Americanas SA	209,548
		431,701
Information Technology — 2.3%
11,000	Linx SA	228,725

		660,426

China — 8.5%

Consumer Discretionary — 3.6%
19,000	Byd Co. Ltd.	126,139
1,200	Vipshop Holdings Ltd. ADR *	226,812
		352,951
Information Technology — 4.9%
1,150	Baidu, Inc. ADR *	250,965
15,500	Tencent Holdings Ltd.	230,558
		481,523

		834,474

Hong Kong — 4.5%

Health Care — 2.1%
210,000	Sino Biopharmaceutical Ltd.	209,057
Utilities — 2.4%
138,000	China Gas Holdings Ltd.	228,908

		437,965

India — 21.3%

Consumer Discretionary — 2.9%
57,000	Zee Entertainment Enterprises Ltd.	289,188
Consumer Staples — 3.3%
20,000	Godrej Consumer Products Ltd.	319,315
Financials — 2.9%
5,800	ICICI Bank Ltd. ADR	284,780
Health Care — 2.1%
15,000	Sun Pharmaceutical Industries Ltd.	207,667
Industrials — 2.5%
25,000	Amara Raja Batteries Ltd.	241,622
Information Technology — 7.6%
6,800	CMC Ltd.	244,139
5,800	Tata Consultancy Services Ltd.	256,335
6,200	Tech Mahindra Ltd.	249,292
		749,766

		2,092,338

Indonesia — 4.4%

Consumer Discretionary — 2.1%
155,000	Matahari Department Store Tbk PT	206,391
Health Care — 1.8%
145,000	Siloam International Hospitals Tbk PT *	178,796
Telecommunication Services — 0.5%
75,000	Tower Bersama Infrastructure Tbk PT	49,241

		434,428

Malaysia — 2.4%

Information Technology — 2.4%
162,000	Globetronics Technology BHD	231,111
Mexico — 9.7%

Consumer Discretionary — 2.4%
73,500	Alsea SAB de CV *	232,111
Financials — 5.1%
125,000	Compartamos SAB de CV	267,601
36,200	Grupo Financiero Banorte SAB de CV	231,845
		499,446
Health Care — 2.2%
92,000	Genomma Lab Internacional SAB de CV *	220,589

		952,146

Poland — 3.2%

Consumer Discretionary — 3.2%
105	LPP SA	314,001
Republic of South Korea — 9.8%

Consumer Discretionary — 2.5%
12,200	Pyeong Hwa Automotive Co. Ltd.	242,883
Consumer Staples — 5.0%
2,244	Cosmax, Inc.	275,900
4,000	i-SENS, Inc. *	215,257
		491,157
Financials — 2.3%
4,900	Shinhan Financial Group Co. Ltd.	225,226

		959,266

Taiwan — 11.8%

Consumer Discretionary — 0.2%
1,945	PChome Online, Inc.	18,900
Financials — 2.4%
152,687	Fubon Financial Holding Co. Ltd.	234,078
Industrials — 4.5%
36,700	Delta Electronics, Inc.	231,318
199,000	Teco Electric and Machinery Co. Ltd.	204,148
		435,466
Information Technology — 3.0%
20,000	MediaTek, Inc.	295,778
Materials — 1.7%
132,190	Asia Cement Corp.	168,590

		1,152,812

Total Common Stocks (Cost $6,900,702)		8,068,967

Preferred Stocks — 0.4%

India — 0.4%

See accompanying notes which are an integral part of these portfolios of investments.

Shares/ Principal Amount		Value
Consumer Discretionary — 0.4%
2,730,000	Zee Entertainment Enterprises Ltd., 6.000%	$37,035
Total Preferred Stocks (Cost $44,695)		37,035

Foreign Government Bonds — 1.4%
Indonesia — 1.4%
1,700,000,000	Indonesian Government, Series FR55, 7.375%, 9/15/16 (a)	138,941
Total Foreign Government Bonds (Cost $200,945)		138,941

Cash Equivalents — 10.7%
1,052,147	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	1,052,147
Total Cash Equivalents (Cost $1,052,147)		1,052,147

Total Investments (Cost $8,198,489) — 94.8%		9,297,090

Other Assets in Excess of Liabilities — 5.2%		513,312

Net Assets — 100.0%		$9,810,402

(a)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these portfolios of investments.

Huntington International Equity Fund

Portfolio of Investments (Unaudited)

September 30, 2014

Shares		Value
Common Stocks — 96.8%

Belgium — 2.8%

Consumer Staples — 2.8%
28,300	Anheuser-Busch InBev NV	$3,149,727
Canada — 8.8%

Energy — 1.5%
38,000	Tourmaline Oil Corp. *	1,683,965
Industrials — 5.3%
41,000	Canadian National Railway Co.	2,910,790
15,000	Canadian Pacific Railway Ltd.	3,112,050
		6,022,840
Materials — 2.0%
33,000	Methanex Corp.	2,202,868

		9,909,673

Denmark — 1.5%

Telecommunication Services — 1.5%
75,000	GN Store Nord A/S	1,654,300
France — 6.3%

Financials — 3.1%
230,000	Credit Agricole SA	3,469,972
Industrials — 3.2%
55,000	Safran SA	3,569,182

		7,039,154

Germany — 9.9%

Financials — 2.7%
18,400	Allianz SE	2,982,810
Health Care — 3.2%
26,000	Bayer AG	3,641,806
Industrials — 2.5%
27,000	GEA Group AG	1,178,042
14,000	Siemens AG	1,668,683
		2,846,725
Information Technology — 1.5%
165,000	Infineon Technologies AG (a)	1,707,414

		11,178,755

Hong Kong — 1.1%

Industrials — 1.1%
100,000	Hutchison Whampoa Ltd.	1,210,584
Ireland — 1.9%

Health Care — 1.9%
13,500	Jazz Pharmaceuticals PLC (a) *	2,167,560
Japan — 17.4%

Consumer Staples — 4.2%
72,000	Seven & I Holdings Co. Ltd.	2,792,815
65,600	Welcia Holdings Co. Ltd.	1,955,977
		4,748,792
Health Care — 2.1%
155,000	Astellas Pharma, Inc.	2,307,969
Industrials — 3.0%
60,000	Makita Corp.	3,391,994
Information Technology — 5.7%
6,780	KEYENCE Corp.	2,946,738
30,200	Murata Manufacturing Co. Ltd.	3,433,883
		6,380,621
Telecommunication Services — 2.4%
39,000	Softbank Corp.	2,734,303

		19,563,679

Netherlands — 4.2%

Information Technology — 1.5%
18,000	Gemalto NV (a)	1,652,340
Materials — 2.7%
28,000	Lyondellbasell Industries NV, Class A	3,042,480

		4,694,820

Singapore — 0.0%

Real Estate Investment Trust — 0.0%
53,430	Keppel REIT	49,842
Spain — 4.0%

Financials — 2.7%
250,097	Banco Bilbao Vizcaya SA	3,016,958
4	Banco Santander SA ADR	38
		3,016,996
Health Care — 1.3%
35,000	Grifols SA	1,434,039

		4,451,035

Sweden — 2.8%

Consumer Discretionary — 2.8%
74,500	Hennes & Mauritz AB	3,091,920
Switzerland — 8.6%

Financials — 2.9%
31,000	ACE Ltd.	3,250,970
Health Care — 5.7%
30,000	Novartis AG (a)	2,832,768
12,200	Roche Holding AG	3,617,626
		6,450,394

		9,701,364

United Kingdom — 12.2%

Consumer Discretionary — 2.2%
30,000	Liberty Global PLC, Class A (a) *	1,276,200
30,000	Liberty Global PLC, Class C *	1,230,450
		2,506,650
Consumer Staples — 2.7%
34,601	Reckitt Benckiser Group PLC	3,000,978
Health Care — 2.2%
35,000	AstraZeneca PLC ADR	2,500,400
Information Technology — 0.8%
1,800,000	Monitise PLC (a) *	882,711

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Value
Telecommunication Services — 4.3%
559,000	BT Group PLC	$3,440,000
433,636	Vodafone Group PLC	1,436,900
		4,876,900

		13,767,639

United States — 15.3%

Energy — 2.8%
25,500	Noble Energy, Inc.	1,743,180
13,652	Schlumberger Ltd.	1,388,272
		3,131,452
Financials — 2.8%
58,000	American International Group, Inc.	3,133,160
Health Care — 5.0%
35,000	Celgene Corp. *	3,317,300
22,000	Gilead Sciences, Inc. *	2,341,900
		5,659,200
Information Technology — 4.7%
2,000	Google, Inc., Class A *	1,176,820
2,000	Google, Inc., Class C *	1,154,720
40,000	MasterCard, Inc., Class A	2,956,800
		5,288,340

		17,212,152

Total Common Stocks (Cost $90,148,894)		108,842,204

Cash Equivalents — 2.8%
3,165,501	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	3,165,501
Total Cash Equivalents (Cost $3,165,501)		3,165,501

Short-Term Securities Held as Collateral for Securities Lending — 9.7%
10,970,893	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (c)	10,970,893
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $10,970,893)		10,970,893

Total Investments (Cost $104,285,288) — 109.3%		122,978,598

Liabilities in Excess of Other Assets — (9.3)%		(10,514,358)

Net Assets — 100.0%		$112,464,240

(a)	All or a portion of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $10,582,698.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Real Strategies Fund

Portfolio of Investments (Unaudited)

September 30, 2014

Shares/ Contracts		Value
Common Stocks — 80.7%

Energy — 56.4%
16,500	Alliance Resource Partners LP (a)	$706,860
38,600	Canadian Natural Resources Ltd. (b)	1,499,224
49,100	Canadian Oil Sands Ltd. (a)	907,172
11,500	Carrizo Oil & Gas, Inc. (b) *	618,930
21,400	Cheniere Energy, Inc. (b) *	1,712,642
49,310	Chesapeake Energy Corp. (b)	1,133,637
17,900	Consol Energy, Inc. (b)	677,694
51,700	EnCana Corp. (b)	1,096,557
31,000	Enterprise Products Partners LP (a) (b)	1,249,300
18,800	Halliburton Co. (b)	1,212,788
12,200	Helmerich & Payne, Inc. (b)	1,194,014
20,236	Kinder Morgan, Inc. (a)	775,848
15,500	Magellan Midstream Partners LP (b)	1,304,790
47,900	Natural Resource Partners LP (a)	624,616
13,500	Oasis Petroleum, Inc. (b) *	564,435
6,000	Schlumberger Ltd. (b)	610,140
9,200	SM Energy Co. (b)	717,600
26,900	Spectra Energy Corp. (b)	1,056,094
30,400	Suncor Energy, Inc. (b)	1,098,960
23,100	Tenaris SA ADR (a)	1,052,205
19,000	Valero Energy Corp. (b)	879,130

		20,692,636

Industrials — 11.5%
12,200	AGCO Corp. (a)	554,612
9,800	Chicago Bridge & Iron Co. NV (b)	566,930
23,090	GATX Corp.	1,347,763
19,200	Joy Global, Inc. (b)	1,047,168
25,600	Navigator Holdings Ltd. *	712,448

		4,228,921

Materials — 12.8%
8,670	Agrium, Inc. (b)	771,630
35,660	Barrick Gold Corp. (b)	522,776
10,800	BHP Billiton Ltd. ADR (b)	635,904
9,950	Rio Tinto PLC ADR (b)	489,341
32,130	Southern Copper Corp. (b)	952,654
3,700	Terra Nitrogen Co. LP	534,280
69,500	Vale SA ADR (a)	765,195

		4,671,780

Total Common Stocks (Cost $23,590,300)		29,593,337

Exchange-Traded Funds — 5.1%
37,030	iShares Silver Trust *	605,440
15,000	Market Vectors Junior Gold Miners ETF *	504,300
35,000	United States Natural Gas Fund LP (a) (b) *	773,850

Total Exchange-Traded Funds (Cost $2,259,296)		1,883,590

Real Estate Investments — 10.1% (c) (d) (e)
	Grocery & Pharmacy DST	834,108
	New York Power DST (g)	801,688
	Scotts Gahanna LLC (g)	1,140,000
	Winston-Salem DST	919,562

Total Real Estate Investments (Cost $4,281,305)		3,695,358

Closed-End Fund — 1.7%
49,721	Central Fund of Canada Ltd., Class A (a)	612,066

Total Closed-End Fund (Cost $562,506)		612,066

Options Purchased — 1.0%
600	CBOE Volatility Index, Call @ $15, Expiring October 2014 (b)	126,000
1,500	iShares MSCI Emerging Markets ETF, Put @ $42, Expiring October 2014 (f)	132,750
600	SPDR S&P 500 Index, Put @ $196, Expiring October 2014 (f)	126,600

Total Options Purchased (Cost $314,795)		385,350

Cash Equivalents — 1.0%
369,113	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (g) (h)	369,113

Total Cash Equivalents (Cost $369,113)		369,113

Short-Term Securities Held as Collateral for Securities Lending — 13.1%
4,791,216	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (h)	4,791,216

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $4,791,216)		4,791,216

Total Investments (Cost $36,168,531) — 112.7%		41,330,030

Liabilities in Excess of Other Assets — (12.7)%		(4,664,811)

Net Assets — 100.0%		$36,665,219

(a)	All or a portion of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $4,669,749.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Illiquid security.
(d)	Investments do not offer shares. Fair value represents direct ownership of Real Estate.
(e)	Security is currently being valued by the Pricing Committee according to the fair value procedures approved by the Board of Trustees.
(f)	All or a portion of the security is held as collateral for written put options.
(g)	Investment in affiliate.
(h)	Rate disclosed is the seven day yield as of September 30, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

DST — Delaware Statutory Trust

ETF — Exchange-Traded Fund

CBOE — Chicago Board Options Exchange

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Situs Fund

Portfolio of Investments (Unaudited)

September 30, 2014

Shares		Value
Common Stocks — 99.3%

Bermuda — 2.2%

Financials — 2.2%
109,000	Arch Capital Group Ltd. *	$5,964,480

Brazil — 0.6%

Consumer Staples — 0.6%
38,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,665,902

Chile — 0.2%

Materials — 0.2%
24,000	Sociedad Quimica y Minera de Chile SA ADR	627,360

Denmark — 0.8%

Health Care — 0.8%
52,500	Novozymes A/S, Class B	2,277,717

Germany — 0.5%

Health Care — 0.5%
35,500	Stada Arzneimittel AG	1,412,602

Hong Kong — 0.4%

Consumer Discretionary — 0.4%
162,500	Television Broadcasts Ltd.	969,996

Israel — 0.4%

Industrials — 0.4%
16,000	Elbit Systems Ltd.	993,440

Japan — 0.8%

Consumer Staples — 0.2%
38,300	Shiseido Co. Ltd.	631,931

Financials — 0.2%
70	Japan Prime Realty Investment Corp.	252,120
40	Japan Real Estate Investment Corp.	205,708
		457,828

Health Care — 0.4%
41,200	Terumo Corp.	987,643

		2,077,402

Sweden — 0.5%

Consumer Discretionary — 0.5%
116,800	Haldex AB	1,355,510

Switzerland — 1.0%

Consumer Discretionary — 1.0%
55,000	Garmin Ltd.	2,859,450

United Kingdom — 1.0%

Consumer Staples — 0.5%
16,238	Reckitt Benckiser Group PLC *	1,408,338

Industrials — 0.5%
116,800	Concentric AB	1,379,788

		2,788,126

United States — 90.9%

Consumer Discretionary — 8.3%
7,120	Advance Auto Parts, Inc.	927,736
114,255	Cabela’s, Inc., Class A *	6,729,619
27,000	Columbia Sportswear Co.	966,060
80,000	Papa John’s International, Inc.	3,199,200
24,650	PetSmart, Inc.	1,727,718
23,850	Rent-A-Center, Inc. (a)	723,847
50,000	Sonic Corp. *	1,118,000
1,200	Tempur Sealy International, Inc. *	67,404
100,000	Tractor Supply Co. (a)	6,151,000
30,000	Urban Outfitters, Inc. *	1,101,000
		22,711,584
Consumer Staples — 3.4%
22,000	Darling Ingredients, Inc. *	403,040
16,900	Dr. Pepper Snapple Group, Inc. (b)	1,086,839
90,000	Fresh Del Monte Produce, Inc.	2,871,000
55,000	Sanderson Farms, Inc. (a) (b)	4,837,250
		9,198,129
Energy — 3.3%
10,000	Atwood Oceanics, Inc. *	436,900
40,000	CARBO Ceramics, Inc.	2,369,200
100,000	Denbury Resources, Inc.	1,503,000
15,000	Dril-Quip, Inc. *	1,341,000
50,000	Matrix Service Co. *	1,206,000
10,810	Oceaneering International, Inc.	704,488
20,000	Rosetta Resources, Inc. (a) *	891,200
7,000	SM Energy Co.	546,000
		8,997,788
Financials — 9.4%
10,000	Bank of the Ozarks, Inc. (a)	315,200
87,000	Cullen/Frost Bankers, Inc.	6,656,370
125,000	Evercore Partners, Inc.	5,875,000
130,000	International Bancshares Corp.	3,206,450
100,000	Raymond James Financial, Inc. (b)	5,358,000
75,383	South State Corp.	4,215,417
10,000	Umpqua Holdings Corp.	164,700
		25,791,137
Health Care — 10.9%
56,000	Abaxis, Inc.	2,839,760
40,000	AmerisourceBergen Corp.	3,092,000
60,000	AmSurg Corp. *	3,003,000
15,000	Bio-Rad Laboratories, Inc., Class A *	1,701,000
39,930	Cepheid, Inc. *	1,758,118
80,015	Cerner Corp. (b) *	4,766,494
20,000	Edwards LifeSciences Corp. *	2,043,000
30,000	Healthways, Inc. *	480,600
50,000	Luminex Corp. *	975,000
40,000	Merit Medical Systems, Inc. *	475,200

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Value
170,000	Myriad Genetics, Inc. (a) *	$6,556,900
7,500	Neogen Corp. *	296,250
75,000	Osiris Therapeutics, Inc. (a) *	944,250
16,000	Quest Diagnostics, Inc.	970,880
		29,902,452
Industrials — 20.8%
5,000	Allegiant Travel Co.	618,300
10,200	Alliant Techsystems, Inc.	1,301,928
58,560	Babcock & Wilcox Co./The	1,621,526
38,000	B/E Aerospace, Inc. (b) *	3,189,720
70,000	EnPro Industries, Inc. (a) *	4,237,100
62,080	Flowserve Corp. (b)	4,377,882
53,400	John Bean Technologies Corp.	1,502,142
80,000	Lindsay Corp. (a)	5,980,000
35,000	Old Dominion Freight Line, Inc. *	2,472,400
127,000	Quanta Services, Inc. *	4,608,830
5,000	Raven Industries, Inc.	122,000
270	Rockwell Automation, Inc.	29,668
43,180	Rollins, Inc.	1,264,310
40,000	Ryder System, Inc. (b)	3,598,800
11,490	Stericycle, Inc. *	1,339,274
400,000	Taser International, Inc. (a) *	6,176,000
146,500	Trinity Industries, Inc. (a) (b)	6,844,480
50,000	Universal Forest Products, Inc.	2,135,500
90,000	Watts Water Technologies, Inc., Class A	5,242,500
12,750	Werner Enterprises, Inc.	321,300
		56,983,660
Information Technology — 22.3%
345,000	ACI Worldwide, Inc. (b) *	6,472,200
30,000	Anixter International, Inc. (b)	2,545,200
100,000	Cardtronics, Inc. *	3,520,000
53,400	CTS Corp.	848,526
120,000	Diodes, Inc. *	2,870,400
68,000	Exlservice Holdings, Inc. *	1,659,880
3,000	F5 Networks, Inc. *	356,220
28,200	Fiserv, Inc. *	1,822,707
10,250	FleetCor Technologies, Inc. *	1,456,730
71,510	FLIR Systems, Inc.	2,241,123
290,000	Geospace Technologies Corp. *	10,193,500
27,560	j2 Global, Inc.	1,360,362
95,000	Jabil Circuit, Inc. (b)	1,916,150
80,600	Methode Electronics, Inc.	2,971,722
49,600	NVIDIA Corp.	915,120
65,000	Red Hat, Inc. *	3,649,750
60,000	ScanSource, Inc. *	2,075,400
53,600	Synopsys, Inc. *	2,127,652
20,600	Syntel, Inc. *	1,811,564
193,000	Trimble Navigation Ltd. *	5,886,500
47,000	Tyler Technologies, Inc. *	4,154,800
		60,855,506
Materials — 8.0%
38,910	Albemarle Corp.	2,291,799
40,000	Eagle Materials, Inc. (b)	4,073,200
20,000	Eastman Chemical Co.	1,617,800
10,000	FMC Corp.	571,900
50,000	Quaker Chemical Corp.	3,584,500
40,000	Scotts Miracle-Gro Co./The, Class A	2,200,000
40,000	Sensient Technologies Corp.	2,094,000
17,000	Terra Nitrogen Co. LP (a)	2,454,800
2,370	TimkenSteel Corp.	110,181
50,000	United States Lime & Minerals, Inc.	2,906,500
		21,904,680
Real Estate Investment Trusts — 2.5%
29,500	Camden Property Trust	2,021,635
90,000	Equity One, Inc.	1,946,700
18,260	Sovran Self Storage, Inc.	1,357,814
50,000	Weingarten Realty Investors (a)	1,575,000
		6,901,149
Telecommunication Services — 0.2%
39,000	General Communication, Inc., Class A *	425,490
Utilities — 1.8%
15,000	AGL Resources, Inc.	770,100
13,100	Northwest Natural Gas Co.	553,475
103,700	Portland General Electric Co.	3,330,844
8,250	UGI Corp.	281,243
		4,935,662

		248,607,237

Total Common Stocks (Cost $156,144,686)		271,599,222

Exchange-Traded Funds — 0.4%
30,000	iShares China Large-Cap ETF	1,148,400
Total Exchange-Traded Funds (Cost $812,491)		1,148,400

Cash Equivalents — 0.5%
1,180,441	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (c) (d) (e)	1,180,441
Total Cash Equivalents (Cost $1,180,441)		1,180,441

Short-Term Securities Held as Collateral for Securities Lending — 27.2%
74,363,711	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (d)	74,363,711
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $74,363,711)		74,363,711

Total Investments (Cost $232,501,329) — 127.4%		348,291,774

Liabilities in Excess of Other Assets — (27.4)%		(74,801,087)

Net Assets — 100.0%		$273,490,687

(a)	All or a portion of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $72,073,007.

See accompanying notes which are an integral part of these portfolios of investments.

(b)	All or a portion of the security is held as collateral for written call options.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of September 30, 2014.
(e)	All or a portion of the security is held as collateral for written put options.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Balanced Allocation Fund

Portfolio of Investments (Unaudited)

September 30, 2014

Shares		Value
Mutual Funds — 77.1%
95,913	Federated Mortgage Fund, Institutional Shares	$925,556
153,130	Federated Short-Intermediate Total Return Bond Fund, Institutional Shares	1,615,521
147,020	Federated Total Return Government Bond Fund, Institutional Shares	1,624,570
111,037	Huntington Disciplined Equity Fund, Institutional Shares (a)	1,234,730
233,586	Huntington Dividend Capture Fund, Institutional Shares (a)	2,590,467
71,419	Huntington Global Select Markets Fund, Institutional Shares (a)	811,320
187,682	Huntington International Equity Fund, Institutional Shares (a)	2,389,198
61,212	Huntington Situs Fund, Institutional Shares (a)	1,666,792
426,107	Huntington World Income Fund, Institutional Shares (a)	3,379,032

Total Mutual Funds (Cost $14,485,982)		16,237,186

Exchange-Traded Funds — 21.0% (a)
63,538	Huntington EcoLogical Strategy ETF	2,287,368
56,920	Huntington US Equity Rotation Strategy ETF	2,127,670

Total Exchange-Traded Funds (Cost $3,384,375)		4,415,038

Cash Equivalents — 2.0%
422,783	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (a) (b)	422,783

Total Cash Equivalents (Cost $422,783)		422,783

Total Investments (Cost $18,293,140) — 100.1%		21,075,007

Liabilities in Excess of Other Assets — (0.1)%		(18,240)

Net Assets — 100.0%		$21,056,767

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2014.

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Conservative Allocation Fund

Portfolio of Investments (Unaudited)

September 30, 2014

Shares		Value
Mutual Funds — 90.6%
33,396	Federated Mortgage Fund, Institutional Shares	$322,274
52,126	Federated Short-Intermediate Total Return Bond Fund, Institutional Shares	549,930
49,910	Federated Total Return Bond Fund, Institutional Shares	551,501
6,348	Huntington Disciplined Equity Fund, Institutional Shares (a)	70,587
13,368	Huntington Dividend Capture Fund, Institutional Shares (a)	148,247
4,214	Huntington Global Select Markets Fund, Institutional Shares (a)	47,873
10,757	Huntington International Equity Fund, Institutional Shares (a)	136,941
3,509	Huntington Situs Fund, Institutional Shares (a)	95,563
144,175	Huntington World Income Fund, Institutional Shares (a)	1,143,306

Total Mutual Funds (Cost $3,010,648)		3,066,222

Exchange-Traded Funds — 7.3% (a)
3,629	Huntington EcoLogical Strategy ETF	130,644
3,144	Huntington US Equity Rotation Strategy ETF	117,523

Total Exchange-Traded Funds (Cost $186,142)		248,167

Cash Equivalents — 2.3%
77,552	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (a) (b)	77,552

Total Cash Equivalents (Cost $77,552)		77,552

Total Investments (Cost $3,274,342) — 100.2%		3,391,941

Liabilities in Excess of Other Assets — (0.2)%		(6,976)

Net Assets — 100.0%		$3,384,965

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2014.

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these portfolios of investments.

Huntington Growth Allocation Fund

Portfolio of Investments (Unaudited)

September 30, 2014

Shares		Value
Mutual Funds — 70.8%
30,763	Federated Mortgage Fund, Institutional Shares	$296,864
100,709	Federated Total Return Bond Fund, Institutional Shares	1,112,839
126,811	Huntington Disciplined Equity Fund, Institutional Shares (a)	1,410,134
222,639	Huntington Dividend Capture Fund, Institutional Shares (a)	2,469,070
71,365	Huntington Global Select Markets Fund, Institutional Shares (a)	810,701
180,387	Huntington International Equity Fund, Institutional Shares (a)	2,296,333
67,672	Huntington Situs Fund, Institutional Shares (a)	1,842,715
63,351	Huntington World Income Fund, Institutional Shares (a)	502,376

Total Mutual Funds (Cost $8,856,213)		10,741,032

Exchange-Traded Funds — 27.2% (a)
60,109	Huntington EcoLogical Strategy ETF	2,163,924
52,291	Huntington US Equity Rotation Strategy ETF	1,954,637

Total Exchange-Traded Funds (Cost $3,146,206)		4,118,561

Cash Equivalents — 1.7%
256,750	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (a) (b)	256,750

Total Cash Equivalents (Cost $256,750)		256,750

Total Investments (Cost $12,259,169) — 99.7%		15,116,343

Other Assets in Excess of Liabilities — 0.3%		48,775

Net Assets — 100.0%		$15,165,118

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of September 30, 2014.

ETF — Exchange-Traded Fund

See accompanying notes which are an integral part of these portfolios of investments.

As of September 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation)*
Tax-Free Money Market Fund	$49,433,830	$—	$—	—
Money Market Fund	400,319,483	—	—	—
Ohio Municipal Money Market Fund	97,189,161	—	—	—
U.S. Treasury Money Market Fund	1,231,399,994	—	—	—
Disciplined Equity Fund	16,835,334	5,336,288	(94,654)	5,241,634
Dividend Capture Fund	250,373,048	18,046,596	(3,999,940)	14,046,656
Global Select Markets Fund	8,267,274	1,283,237	(253,421)	1,029,816
International Equity Fund	104,293,514	21,522,777	(2,837,693)	18,685,084
Real Strategies Fund	35,563,713	7,894,642	(2,128,325)	5,766,317
Situs Fund	232,975,298	119,416,524	(4,100,048)	115,316,476
Balanced Allocation Fund	18,333,373	3,008,286	(266,652)	2,741,634
Conservative Allocation Fund	3,284,278	187,017	(79,354)	107,663
Growth Allocation Fund	12,288,727	2,889,831	(62,215)	2,827,616

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

NOTES TO PORTFOLIOS OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2014, the Trust operated 18 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Institutional & A
Huntington Money Market Fund (“Money Market Fund”)	Institutional, A, & Interfund**
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Institutional & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Institutional & A
Huntington Disciplined Equity Fund (“Disciplined Equity Fund”)	Institutional & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Institutional, A, & C
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Institutional & A
Huntington International Equity Fund (“International Equity Fund”)	Institutional & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Institutional & A
Huntington Situs Fund (“Situs Fund”)	Institutional, A, & C
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A
Huntington Conservative Allocation Fund (“Conservative Allocation Fund”)	A
Huntington Growth Allocation Fund (“Growth Allocation Fund”)	A

*	Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% on shares sold within one year of purchase. The Tax Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and the U.S. Treasury Money Market Fund (collectively the “Money Market Funds”) do not have sales charges on original purchases.

**	As of September 30, 2014, the Interfund shares are available for purchase; however the balance remains zero.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Funds’ prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities. If the movement in the index is greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using the results of an appraisal, conducted by an independent valuation agent, on the property(ies) underlying the investment, as adjusted by any outstanding debt related to the property(ies). The Trustees deem this to be indicative of the fair value of the real estate investments. Prior to May 2014, real estate investments were valued by applying a discounted cash flows model to establish the fair value of each investment.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2014, while the breakdown, by category, of common stocks is disclosed on the Portfolios of Investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Tax-Free Money Market Fund
Investment Securities:
Municipal Bonds	$—	$49,184,785	$—	$49,184,785
Cash Equivalents	249,045	—	—	249,045

Total Investment Securities	249,045	49,184,785	—	49,433,830

Money Market Fund
Investment Securities:
U.S. Government Agencies	—	269,807,642	—	269,807,642
U.S. Treasury Obligations	—	35,511,841	—	35,511,841
Repurchase Agreements	—	95,000,000	—	95,000,000

Total Investment Securities	—	400,319,483	—	400,319,483

Ohio Municipal Money Market Fund
Investment Securities:
Municipal Bonds	—	93,054,891	—	93,054,891
Cash Equivalents	4,134,270	—	—	4,134,270

Total Investment Securities	4,134,270	93,054,891	—	97,189,161

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	831,399,994	—	831,399,994
Repurchase Agreements	—	400,000,000	—	400,000,000

Total Investment Securities	—	1,231,399,994	—	1,231,399,994

Disciplined Equity Fund
Investment Securities:
Common Stocks	21,501,530	—	—	21,501,530
Options Purchased	316,700	—	—	316,700
Exchange-Traded Funds	189,405	—	—	189,405
Cash Equivalents	69,333	—	—	69,333

Total Investment Securities	22,076,968	—	—	22,076,968

Other Financial Instruments:*
Written Options	(296,863)	—	—	(296,863)

Total Investments	21,780,105	—	—	21,780,105

Dividend Capture Fund
Investment Securities:
Common Stocks	155,614,193	—	—	155,614,193
Preferred Stocks	54,211,058	—	—	54,211,058
Exchange-Traded Funds	15,430,645	—	—	15,430,645
Cash Equivalents	3,062,933	—	—	3,062,933
Short-Term Securities Held as Collateral for Securities Lending	36,100,875	—	—	36,100,875

Total Investment Securities	264,419,704	—	—	264,419,704

Other Financial Instruments:*
Written Options	(139,550)	—	—	(139,550)

Total Investments	264,280,154	—	—	264,280,154

Global Select Markets Fund
Investment Securities:
Common Stocks	8,068,967	—	—	8,068,967
Foreign Government Bonds	—	138,941	—	138,941
Preferred Stocks	37,035	—	—	37,035
Cash Equivalents	1,052,147	—	—	1,052,147

Total Investment Securities	9,158,149	138,941	—	9,297,090

International Equity Fund
Investment Securities:
Common Stocks	108,842,204	—	—	108,842,204
Cash Equivalents	3,165,501	—	—	3,165,501
Short-Term Securities Held as Collateral for Securities Lending	10,970,893	—	—	10,970,893

Total Investment Securities	122,978,598	—	—	122,978,598

Real Strategies Fund
Investment Securities:
Common Stocks	29,593,337	—	—	29,593,337
Exchange-Traded Funds	1,883,590	—	—	1,883,590
Real Estate Investments	—	—	3,695,358	3,695,358
Closed-End Fund	612,066	—	—	612,066
Options Purchased	385,350	—	—	385,350
Cash Equivalents	369,113	—	—	369,113
Short-Term Securities Held as Collateral for Securities Lending	4,791,216	—	—	4,791,216

Total Investment Securities	37,634,672	—	3,695,358	41,330,030

Other Financial Instruments:*
Written Options	(170,341)	—	—	(170,341)

Total Investments	37,464,331	—	3,695,358	41,159,689

Situs Fund
Investment Securities:
Common Stocks	271,599,222	—	—	271,599,222
Exchange-Traded Funds	1,148,400	—	—	1,148,400
Cash Equivalents	1,180,441	—	—	1,180,441
Short-Term Securities Held as Collateral for Securities Lending	74,363,711	—	—	74,363,711

Total Investment Securities	348,291,774	—	—	348,291,774

Other Financial Instruments:*
Written Options	(1,317,620)	—	—	(1,317,620)

Total Investments	346,974,154	—	—	346,974,154

Balanced Allocation Fund
Investment Securities:
Mutual Funds	16,237,186	—	—	16,237,186
Exchange-Traded Funds	4,415,038	—	—	4,415,038
Cash Equivalents	422,783	—	—	422,783

Total Investment Securities	21,075,007	—	—	21,075,007

Conservative Allocation Fund
Investment Securities:
Mutual Funds	3,066,222	—	—	3,066,222
Exchange-Traded Funds	248,167	—	—	248,167
Cash Equivalents	77,552	—	—	77,552

Total Investment Securities	3,391,941	—	—	3,391,941

Growth Allocation Fund
Investment Securities:
Mutual Funds	10,741,032	—	—	10,741,032
Exchange-Traded Funds	4,118,561	—	—	4,118,561
Cash Equivalents	256,750	—	—	256,750

Total Investment Securities	15,116,343	—	—	15,116,343

*	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written option contracts.

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all levels as of September 30, 2014 and the beginning of the measurement period.

The following is a summary of the inputs used to value the Real Strategies Fund’s Level 3 investments as of September 30, 2014:

Type of Assets	Fair Value At September 30, 2014	Valuation Techniques	Unobservable Input(s)	Range (weighted average)
Real Estate Investments	$3,695,358	Independent Valuation	Sales Comparison Approach	N/A
			Income Approach	N/A
			Market Cap Rate	5.25% -13.60% (7.70%)

As noted above, the Real Strategies Fund’s investments in real estate investments are valued by using the results of an independent valuation appraisal. The independent valuation agent will utilize either an income approach, a sales comparison approach, or a combination thereof to arrive at the valuation. The significant unobservable inputs used in the income approach include the net cash flow from each underlying property and the related discount and market cap rates. An increase in the cash flows and/or market cap rates or decreases in the discount rate used would increase the value of the real estate. A decrease in the cash flows and/or market cap rate or increases in the discount rate used would decrease the value of the real estate. The significant unobservable inputs used in the sales comparison approach include measurable units of comparison (such as price per acre, price per unit, price per square foot, or gross rent multiplier), as adjusted for each comparable property’s location, physical condition or other economic characteristics.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Real Estate Investments
Real Strategies Fund
Balance as of December 31, 2013	$4,662,492
Transfers into Level 3	—
Transfers out of Level 3	—
Purchases	87,305
Sales	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation (depreciation)	(1,054,439)

Ending Balance as of September 30, 2014	$3,695,358

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

D. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At September 30, 2014, the Funds did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

At September 30, 2014, Disciplined Equity Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
3M Co.	Call	October 2014	$145	20	$970	$3,049
Amgen, Inc.	Call	October 2014	140	64	19,392	5,373
Apache Corp.	Call	October 2014	100	31	976	2,277
AT&T, Inc.	Call	October 2014	35	110	4,510	436
Bank of America Corp.	Call	October 2014	17	455	18,655	(5,022)
Baxter International, Inc.	Call	October 2014	75	69	690	1,033
BorgWarner, Inc.	Call	October 2014	60	110	1,925	3,929
Caterpillar, Inc.	Call	October 2014	105	80	1,120	5,197
CBOE Volatility Index	Call	October 2014	21	500	27,500	(3,018)
ConocoPhillips	Call	October 2014	80	100	2,200	16,196
Deere & Co.	Call	October 2014	85	87	1,827	3,042
Delta Air Lines, Inc.	Call	October 2014	42	43	301	1,847
Dow Chemical Co./The	Call	October 2014	55	43	1,763	772
Eaton Corp. PLC	Call	October 2014	70	34	255	390
eBay, Inc.	Call	October 2014	55	140	34,160	(21,565)
EMC Corp.	Call	October 2014	31	220	3,850	(548)
General Dynamics Corp.	Call	October 2014	130	24	1,200	1,343
Halliburton Co.	Call	October 2014	70	170	3,400	4,754
Intel Corp.	Call	October 2014	35	240	19,680	3,591
iShares MSCI Emerging Markets ETF	Put	October 2014	39	1,200	15,600	(6,043)
JPMorgan Chase & Co.	Call	October 2014	60	180	18,450	3,865
Lowe’s Companies, Inc.	Call	October 2014	52.5	110	11,770	10,006
Medtronic, Inc.	Call	October 2014	65	180	3,060	26,093
Merck & Co., Inc.	Call	October 2014	60	100	5,150	7,746
MetLife, Inc.	Call	October 2014	55	190	8,740	19,183
Microsoft Corp.	Call	October 2014	46	180	15,480	5,842
Pfizer, Inc.	Call	October 2014	30	100	2,500	5,564
Philip Morris International, Inc.	Call	October 2014	87.5	75	637	560
Praxair, Inc.	Call	October 2014	135	67	2,848	5,324
QUALCOMM, Inc.	Call	October 2014	77.5	65	1,235	1,688
Utilities Select Sector SPDR Fund	Call	October 2014	43	45	698	1,506
SPDR S&P 500 Index	Put	October 2014	190	500	42,000	(519)
United Continental Holdings, Inc.	Call	October 2014	50	72	4,824	9,645
U.S. Bancorp	Call	October 2014	43	175	2,188	4,806
Walt Disney Co./The	Call	October 2014	90	112	8,792	10,468
Wells Fargo & Co.	Call	October 2014	52.5	167	8,517	6,173

Net Unrealized Appreciation on Written Option Contracts						$134,983

At September 30, 2014, Dividend Capture Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Comcast Corp., Class A	Call	October 2014	55	100	$3,300	$11,380
CSX Corp.	Call	November 2014	31	200	31,500	(6,901)
Intel Corp.	Call	October 2014	30	200	99,600	(76,801)
Merck & Co., Inc.	Call	October 2014	60	100	5,150	3,650

Net Unrealized Depreciation on Written Option Contracts						$(68,672)

At September 30, 2014, Real Strategies Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Agrium, Inc.	Call	October 2014	95	86	$1,204	$43
Barrick Gold Corp.	Call	October 2014	16	356	2,492	3,547
BHP Billiton Ltd. ADR	Call	October 2014	70	108	378	10,278
Canadian Natural Resources Ltd.	Call	October 2014	43	386	3,860	8,092
Carrizo Oil & Gas, Inc.	Call	October 2014	60	115	3,738	743
CBOE Volatility Index	Call	October 2014	21	600	33,000	(3,621)
Cheniere Energy, Inc.	Call	October 2014	87.5	120	6,180	18,535
Chesapeake Energy Corp.	Call	October 2014	26	493	1,479	9,785
Chicago Bridge & Iron Co. NV	Call	October 2014	65	98	490	388
Consol Energy, Inc.	Call	October 2014	40	179	3,312	(1,707)
EnCana Corp.	Call	October 2014	23	517	7,755	12,241
Enterprise Products Partners LP	Call	October 2014	41.5	200	4,000	3,193
Halliburton Co.	Call	October 2014	70	100	2,000	2,796
Helmerich & Payne, Inc.	Call	October 2014	105	70	2,450	11,407
iShares MSCI Emerging Markets ETF	Put	October 2014	39	1,500	19,500	(7,554)
Joy Global, Inc.	Call	October 2014	60	192	2,688	1,510
Magellan Midstream Partners LP	Call	October 2014	87.5	100	3,000	4,896
Oasis Petroleum, Inc.	Call	October 2014	46	135	3,375	(80)
Rio Tinto PLC ADR	Call	October 2014	55	99	743	1,036
Schlumberger Ltd.	Call	October 2014	114	60	750	(32)
SM Energy Co.	Call	October 2014	90	92	2,668	(831)
Southern Copper Corp.	Call	October 2014	34	321	4,815	4,239
SPDR S&P 500 Index	Put	October 2014	190	600	50,400	(622)
Spectra Energy Corp.	Call	October 2014	41	269	2,690	(279)
Suncor Energy, Inc.	Call	October 2014	41	150	375	3,670
United States Natural Gas Fund	Call	October 2014	23.5	350	6,300	(2,113)
Valero Energy Corp.	Call	October 2014	52.5	100	700	1,516

Net Unrealized Appreciation on Written Option Contracts						$81,076

At September 30, 2014, Situs Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
ACI Worldwide, Inc.	Call	November 2014	18.5	1,000	$110,000	$(30,322)
Anixter International, Inc.	Call	November 2014	95	150	11,250	78,293
B/E Aerospace, Inc.	Call	October 2014	95	200	5,000	39,392
Cerner Corp.	Call	December 2014	55	300	168,000	(87,097)
Dr. Pepper Snapple Group, Inc.	Call	November 2014	55	10	9,470	(7,075)
Eagle Materials, Inc.	Call	October 2014	90	190	225,150	(121,229)
Flowserve Corp.	Call	October 2014	75	200	2,000	41,392
Jabil Circuit, Inc.	Call	December 2014	21	450	31,050	21,583
Raymond James Financial, Inc.	Call	November 2014	50	500	215,000	(112,965)
Ryder System, Inc.	Call	November 2014	90	200	58,000	17,391
Sanderson Farms, Inc.	Call	November 2014	105	100	4,000	65,695
SM Energy Co.	Put	November 2014	75	200	72,200	17,191
Taser International, Inc.	Put	December 2014	19	500	205,000	(69,021)
Trinity Industries, Inc.	Call	October 2014	45	775	201,500	(21,717)

Net Unrealized Depreciation on Written Option Contracts						$(168,489)

E. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for related collateral and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of September 30, 2014, the following Funds had securities with the following market values on loan and related activity:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid by the Funds to Huntington from Securities Lending
Dividend Capture Fund	$35,223,394	$36,100,875	$25,265,935	$83,726	$24,756
International Equity Fund	10,582,698	10,970,893	19,638,987	100,351	31,414
Real Strategies Fund	4,669,749	4,791,216	13,502,243	260,179	81,526
Situs Fund	72,073,007	74,363,711	78,817,016	799,197	176,516

F. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. At September 30, 2014, the Real Strategies Fund held restricted securities representing 10.1% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Real Strategies Fund:

Grocery & Pharmacy DST	8/26/11, 5/15/14	N/A	$919,705	$834,108
New York Power DST	7/21/11	N/A	950,000	801,688
Scotts Gahanna LLC	12/13/11, 5/12/14	N/A	1,389,600	1,140,000
Winston-Salem DST	2/22/12	N/A	950,000	919,562

G. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(2) General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Advisor. A summary of each Fund’s investment in such affiliated money market fund is set forth below:

U.S. Treasury Money Market Fund	12/31/13 Market Value	Purchases	Sales	9/30/14 Market Value	Income
Disciplined Equity Fund	$785,772	$55,723,719	$(56,440,158)	$69,333	$386
Dividend Capture Fund	3,933,704	90,406,039	(91,276,810)	3,062,933	1,123
Global Select Markets Fund	772,081	24,943,867	(24,663,801)	1,052,147	180
International Equity Fund	909,438	185,414,159	(183,158,096)	3,165,501	1,306
Real Strategies Fund	3,182,304	48,108,899	(50,922,090)	369,113	350
Situs Fund	18,125,529	101,776,414	(118,721,502)	1,180,441	936

Additionally, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund invest in other Funds within the Trust. A summary of these investments in affiliated Funds is set forth below:

Balanced Allocation Fund	12/31/13 Market Value	Purchases	Sales	9/30/14 Market Value	Income
U.S. Treasury Money Market Fund	$386,673	$3,115,830	$(3,079,720)	$422,783	$99
Disciplined Equity Fund	1,237,631	94,257	(113,396)	1,234,730	—
Dividend Capture Fund	2,595,303	177,601	(266,761)	2,590,467	71,961
Global Select Markets Fund	824,455	114,187	(176,660)	811,320	—
International Equity Fund	2,402,533	342,397	(260,802)	2,389,198	—
Situs Fund	1,688,698	298,009	(234,481)	1,666,792	—
World Income Fund	—	3,618,772	(60,831)	3,379,032	77,667
Huntington Fixed Income Securities Fund	3,436,730	396,092	(3,909,327)	—	30,206
Huntington Intermediate Government Income Fund	1,604,908	156,777	(1,777,697)	—	13,719
Huntington Mortgage Securities Fund	914,614	107,604	(1,037,488)	—	8,358
Huntington Short/Intermediate Fixed Income Securities Fund	1,605,605	137,613	(1,756,366)	—	4,813
Huntington EcoLogical Strategy ETF	2,287,036	249,117	(359,723)	2,287,368	—
Huntington US Equity Rotation Strategy ETF	2,036,957	231,232	(287,535)	2,127,670	—

Conservative Allocation Fund	12/31/13 Market Value	Purchases	Sales	9/30/14 Market Value	Income
U.S. Treasury Money Market Fund	$53,198	$910,030	$(885,676)	$77,552	$16
Disciplined Equity Fund	76,681	4,931	(11,991)	70,587	—
Dividend Capture Fund	160,963	16,959	(35,034)	148,247	4,264
Global Select Markets Fund	51,248	6,733	(13,114)	47,873	—
International Equity Fund	149,241	25,106	(31,806)	136,941	—
Situs Fund	104,926	26,110	(30,691)	95,563	—
World Income Fund	—	1,226,935	(22,031)	1,143,306	26,935
Huntington Fixed Income Securities Fund	1,269,000	92,487	(1,389,015)	—	10,823
Huntington Intermediate Government Income Fund	592,070	33,985	(631,767)	—	4,946
Huntington Mortgage Securities Fund	337,796	23,384	(366,690)	—	3,004
Huntington Short/Intermediate Fixed Income Securities Fund	592,330	29,545	(626,603)	—	1,815
Huntington EcoLogical Strategy ETF	141,563	20,960	(38,349)	130,644	—
Huntington US Equity Rotation Strategy ETF	126,475	17,271	(34,790)	117,523	—

Growth Allocation Fund	12/31/13 Market Value	Purchases	Sales	9/30/14 Market Value	Income
U.S. Treasury Money Market Fund	$269,842	$3,035,430	$(3,048,522)	$256,750	$68
Disciplined Equity Fund	1,166,308	347,295	(119,327)	1,410,134	—
Dividend Capture Fund	2,446,220	172,869	(227,834)	2,469,070	68,317
Global Select Markets Fund	777,105	116,120	(129,673)	810,701	—
International Equity Fund	2,265,497	279,907	(156,161)	2,296,333	—
Situs Fund	1,594,037	547,070	(200,142)	1,842,715	—
World Income Fund	—	535,197	(7,888)	502,376	11,532
Huntington Fixed Income Securities Fund	1,090,148	143,029	(1,257,625)	—	9,553
Huntington Intermediate Government Income Fund	507,631	58,498	(571,292)	—	4,355
Huntington Mortgage Securities Fund	290,097	39,281	(334,285)	—	2,667
Huntington Short/Intermediate Fixed Income Securities Fund	507,853	52,430	(564,500)	—	1,597
Huntington EcoLogical Strategy ETF	2,156,159	187,545	(281,368)	2,163,924	—
Huntington US Equity Rotation Strategy ETF	1,919,551	114,063	(214,243)	1,954,637	—

(3) Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Real Strategies Fund’s holdings in the securities of such issuers is set forth below:

	12/31/13 Market Value	Change in unrealized appreciation (depreciation)	Purchases	Sales	9/30/14 Market Value	Income
New York Power DST	$1,098,500	$(296,812)	$—	$—	$801,688	$53,732
Scotts Gahanna LLC*	1,419,541	(279,541)	45,600	—	1,140,000	68,055

*	Controlled affiliate in which the Real Stategies Fund owns 25% or more of the outstanding voting securities.

(4) Concentration of Credit Risk

Since the Ohio Municipal Money Market Fund invests a substantial portion of its assets in issuers located in the state of Ohio, the Fund will be more susceptible to factors adversely affecting issuers of Ohio than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at September 30, 2014, the securities in the portfolio of investments are backed by letters of credit or bond insurance from various financial institutions and financial guaranty assurance agencies, as indicated on the Fund’s Portfolio of Investments.

Huntington VA Dividend Capture Fund

Portfolio of Investments (Unaudited)

September 30, 2014

Shares		Value
Common Stocks — 69.0%

Consumer Discretionary — 2.6%
2,250	Comcast Corp., Class A (a)	$121,005
10,000	Ford Motor Co.	147,900
12,250	Gentex Corp.	327,932
4,250	Starwood Hotels & Resorts Worldwide, Inc.	353,642

		950,479

Consumer Staples — 5.7%
5,750	Colgate-Palmolive Co.	375,015
10,050	Kellogg Co.	619,080
3,650	Kimberly-Clark Corp.	392,630
7,000	Philip Morris International, Inc.	583,800
1,500	Wal-Mart Stores, Inc.	114,705

		2,085,230

Energy — 10.1%
5,500	ConocoPhillips	420,860
7,400	Enterprise Products Partners LP	298,220
10,000	Exxon Mobil Corp.	940,500
6,000	Kinder Morgan, Inc.	230,040
9,750	Marathon Oil Corp.	366,502
5,950	Murphy Oil Corp.	338,614
15,000	Noble Corp. PLC (a)	333,300
3,750	Occidental Petroleum Corp.	360,562
999	Paragon Offshore PLC *	6,144
5,500	Peabody Energy Corp. (a)	68,090
7,750	Suncor Energy, Inc.	280,163

		3,642,995

Financials — 14.1%
7,750	Apollo Investment Corp.	63,318
22,500	Ares Capital Corp.	363,600
3,250	Bank of Nova Scotia/The	201,013
17,300	BB&T Corp.	643,733
10,250	Eaton Vance Corp. (a)	386,732
52,500	Fulton Financial Corp.	581,700
7,250	Healthcare Trust of America, Inc.	84,100
11,950	JPMorgan Chase & Co.	719,868
4,250	MetLife, Inc.	228,310
3,750	Old National Bancorp	48,638
3,000	Travelers Cos., Inc./The	281,820
14,000	U.S. Bancorp	585,620
7,500	Unum Group	257,850
5,000	Waddell & Reed Financial, Inc., Class A	258,450
7,584	Wells Fargo & Co.	393,382

		5,098,134

Health Care — 6.8%
6,200	AbbVie, Inc. (a)	358,112
6,250	Baxter International, Inc.	448,562
750	Becton, Dickinson and Co.	85,358
4,750	GlaxoSmithKline PLC ADR	218,358
2,350	Johnson & Johnson	250,487
5,000	Medtronic, Inc.	309,750
4,500	Merck & Co., Inc.	266,760
17,450	Pfizer, Inc.	515,996

		2,453,383

Industrials — 4.6%
7,350	CSX Corp.	235,641
4,000	Deere & Co.	327,960
34,750	General Electric Co.	890,295
4,000	PACCAR, Inc.	227,500

		1,681,396

Information Technology — 7.6%
8,500	CA, Inc.	237,490
18,000	Cisco Systems, Inc.	453,060
14,950	Intel Corp.	520,559
2,250	International Business Machines Corp.	427,117
7,000	Microchip Technology, Inc.	330,610
10,500	Paychex, Inc. (a)	464,100
4,000	Symantec Corp.	94,040
5,250	Xilinx, Inc.	222,338

		2,749,314

Materials — 1.8%
9,000	Bemis Co., Inc.	342,180
7,750	Sonoco Products Co.	304,498

		646,678

Real Estate Investment Trusts — 9.7%
5,250	Camden Property Trust	359,782
750	CBL & Associates Properties, Inc.	13,425
9,500	Equity One, Inc.	205,485
9,100	HCP, Inc.	361,361
7,000	Highwoods Properties, Inc. (a)	272,300
12,500	Kimco Realty Corp.	273,875
73,750	Lexington Realty Trust	722,012
34,750	Medical Properties Trust, Inc.	426,035
9,000	Piedmont Office Realty Trust, Inc. (a)	158,760
20,250	Retail Properties of America, Inc.	296,258
2,750	UDR, Inc.	74,938
5,500	Ventas, Inc. (a)	340,725

		3,504,956

Telecommunication Services — 2.3%
14,250	AT&T, Inc.	502,170
6,390	Verizon Communications, Inc.	319,436

		821,606

Utilities — 3.7%
15,000	CenterPoint Energy, Inc.	367,050
6,750	CMS Energy Corp.	200,205
15,000	Hawaiian Electric Industries, Inc. (a)	398,250
12,250	Questar Corp.	273,053
2,000	TransCanada Corp.	103,060

		1,341,618

Total Common Stocks (Cost $23,138,369)		24,975,789

Preferred Stocks — 25.7%

Financials — 16.4%
13,000	Allstate Corp./The, 5.100%	318,370
12,500	American Financial Group, Inc., 7.000%	329,875
24,331	Axis Capital Holdings Ltd., Series C, 6.875%	630,416
21,000	BB&T Corp., 5.850%	507,570
21,500	Charles Schwab Corp./The, Series B, 6.000%	540,080
30,500	JPMorgan Chase Capital XXIX, 6.700%	779,580
13,500	KKR Financial Holdings LLC, 8.375%	378,000
17,500	PartnerRe Ltd., Series E, 7.250%	470,225
6,000	Prudential Financial, Inc., 5.700%	146,100
18,000	Raymond James Financial, Inc., 6.900%	470,700

See accompanying notes which are an integral part of these portfolios of investments.

Shares		Value
22,750	State Street Corp., Series C, 5.250%	$523,022
29,000	Wells Fargo & Co., Series J, 8.000%	841,580

		5,935,518

Industrials — 1.6%
23,000	Stanley Black & Decker, Inc., 5.750%	567,640

Real Estate Investment Trusts — 7.4%
18,493	Kimco Realty Corp., Series H, 6.900%	487,291
24,000	PS Business Parks, Inc., Series S, 6.450%	608,400
19,000	Public Storage, Inc., Series V, 5.375%	435,480
25,000	Realty Income Corp., Series F, 6.625%	653,750
9,033	Senior Housing Properties Trust, 5.625%	212,276
11,000	Vornado Realty LP, 7.875%	277,860

		2,675,057

Telecommunication Services — 0.3%
5,000	Verizon Communications, Inc., 5.900%, 2/15/54	130,400

Total Preferred Stocks (Cost $9,294,011)		9,308,615

Exchange-Traded Funds — 3.2%
15,500	SPDR S&P Dividend ETF	1,161,570

Total Exchange-Traded Funds (Cost $1,193,644)		1,161,570

Cash Equivalents — 1.9%
699,839	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	699,839

Total Cash Equivalents (Cost $699,839)		699,839

Short-Term Securities Held as Collateral for Securities Lending — 7.3%
2,629,141	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (c)	2,629,141

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $2,629,141)		2,629,141

Total Investments (Cost $36,955,004) — 107.1%		38,774,954

Liabilities in Excess of Other Assets — (7.1)%		(2,565,087)

Net Assets — 100.0%		$36,209,867

(a)	All or a portion of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $2,561,373.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these portfolios of investments.

Huntington VA International Equity Fund

Portfolio of Investments (Unaudited)

September 30, 2014

Shares		Value
Common Stocks — 98.9%
Australia — 2.3%

Financials — 2.3%
26,000	Suncorp Group Ltd.	$319,580
10,000	Westpac Banking Corp.	281,374
		600,954
Belgium — 2.3%

Consumer Staples — 2.3%
5,400	Anheuser-Busch InBev NV	601,008
Canada — 3.3%

Consumer Discretionary — 1.6%
5,000	Dollarama, Inc.	424,130
Industrial — 1.7%
6,600	Canadian National Railway Co.	468,566

		892,696

Denmark — 1.9%

Health Care — 1.9%
10,500	Novo-Nordisk A/S ADR	500,010
France — 9.1%

Energy — 0.6%
2,400	Total SA	155,958
Financials — 4.1%
24,509	AXA SA ADR	603,412
32,000	Credit Agricole SA	482,779
		1,086,191
Health Care — 2.1%
5,000	Sanofi-Aventis	565,583
Industrials — 2.3%
9,700	Safran SA	629,474

		2,437,206

Germany — 12.2%

Financials — 2.1%
3,400	Allianz SE	551,171
Health Care — 3.9%
4,300	Bayer AG	602,299
11,000	Stada Arzneimittel AG	437,708
		1,040,007
Industrials — 6.2%
17,200	GEA Group AG	750,457
300	OSRAM Licht AG *	11,176
3,000	Siemens AG	357,575
4,536	Siemens AG ADR	540,101
		1,659,309

		3,250,487

Hong Kong — 2.0%

Industrials — 2.0%
45,000	Hutchison Whampoa Ltd.	544,763
Italy — 2.0%

Energy — 2.0%
22,200	Eni SpA	529,099
Japan — 21.6%

Consumer Staples — 2.4%
18,000	Unicharm Corp.	410,404
7,400	Welcia Holdings Co. Ltd.	220,644
		631,048
Financials — 2.7%
18,000	Mitsubishi Estate Co. Ltd.	405,152
7,700	Sumitomo Mitsui Financial Group, Inc.	313,912
		719,064
Industrials — 7.5%
46,000	KUBOTA Corp.	726,680
12,500	Makita Corp.	706,665
130,000	NTN Corp.	586,760
		2,020,105
Information Technology — 6.7%
1,870	KEYENCE Corp.	812,743
8,600	Murata Manufacturing Co. Ltd.	977,861
		1,790,604
Telecommunication Services — 2.3%
8,800	Softbank Corp.	616,971

		5,777,792

Netherlands — 1.6%

Materials — 1.6%
4,000	Lyondellbasell Industries NV, Class A	434,640
Singapore — 1.9%

Industrials — 1.8%
60,300	Keppel Corp Ltd.	496,327
Real Estate Investment Trusts — 0.1%
16,884	Keppel REIT	15,750

		512,077

Spain — 2.5%

Financials — 2.5%
55,873	Banco Bilbao Vizcaya SA	674,004
28	Banco Santander SA ADR	266
		674,270
Sweden — 5.0%

Consumer Discretionary — 2.6%
16,600	Hennes & Mauritz AB	688,938
Materials — 2.4%
27,700	Svenska Cellulosa AB	660,596

		1,349,534

Switzerland — 11.5%

Financials — 4.7%
5,600	ACE Ltd.	587,272
23,780	Credit Suisse Group AG	659,310
		1,246,582

See accompanying notes which are integral of these portfolios of investments.

Shares		Value
Health Care — 6.8%
9,000	Novartis AG (a)	849,830
6,000	Novartis AG ADR	564,780
1,400	Roche Holding AG	415,137
		1,829,747

		3,076,329

United Kingdom — 16.1%

Consumer Discretionary — 3.7%
44,200	Greene King PLC	562,487
5,000	Liberty Global PLC, Class C *	205,075
5,000	Liberty Global PLC, Class A (a) *	212,700
		980,262
Consumer Staples — 1.5%
4,660	Reckitt Benckiser Group PLC	404,166
Health Care — 3.2%
5,200	AstraZeneca PLC ADR	371,488
10,645	GlaxoSmithKline PLC ADR	489,351
		860,839
Industrials — 2.4%
41,900	Rolls-Royce Holdings PLC	655,144
Telecommunication Services — 3.8%
107,000	BT Group PLC	658,462
105,818	Vodafone Group PLC	350,639
		1,009,101
Utilities — 1.5%
16,100	SSE PLC	403,772

		4,313,284

United States — 3.6%

Health Care — 1.4%
3,900	Celgene Corp. *	369,642
Information Technology — 1.2%
4,400	MasterCard, Inc., Class A	325,248
Telecommunication Services — 1.0%
5,102	Verizon Communications, Inc.	255,916

		950,806

Total Common Stocks (Cost $20,309,451)		26,444,955

Cash Equivalents — 1.0%
269,607	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	269,607
Total Cash Equivalents (Cost $269,607)		269,607

Short-Term Securities Held as Collateral for Securities Lending — 4.0%
1,083,429	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (c)	1,083,429
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,083,429)		1,083,429

Total Investments (Cost $21,662,487) — 103.9%		27,797,991

Liabilities in Excess of Other Assets — (3.9)%		(1,044,202)

Net Assets — 100.0%		$26,753,789

(a)	All or a portion of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $1,042,338.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are integral of these portfolios of investments.

Huntington VA Situs Fund

Portfolio of Investments (Unaudited)

September 30, 2014

Shares		Value
Common Stocks — 98.0%

Bermuda — 1.7%

Financials — 1.7%
18,750	Arch Capital Group Ltd. *	$1,026,000
Brazil — 0.7%

Consumer Staples — 0.7%
10,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	436,100
Chile — 0.1%

Materials — 0.1%
800	Sociedad Quimica y Minera de Chile SA ADR	20,912
Finland — 0.7%

Industrials — 0.7%
2,000	Cargotec Oyj	66,865
8,400	Kone Oyj (a)	337,591
		404,456
Germany — 0.1%

Health Care — 0.1%
1,900	Stada Arzneimittel AG	75,604
Hong Kong — 0.1%

Consumer Discretionary — 0.1%
13,000	Television Broadcasts Ltd.	77,600
Japan — 0.4%

Industrials — 0.2%
3,500	Sato Corp.	98,454
Information Technology — 0.2%
14,800	Furuno Electric Co. Ltd.	146,151

		244,605

Sweden — 0.1%

Consumer Discretionary — 0.1%
4,800	Haldex AB	55,706
Switzerland — 0.3%

Consumer Discretionary — 0.3%
3,500	Garmin Ltd. (a)	181,965
United Kingdom — 0.5%

Industrials — 0.5%
4,800	Concentric AB	56,704
26,424	HALMA PLC *	262,162
		318,866
United States — 93.3%

Consumer Discretionary — 11.1%
40,300	Cabela’s, Inc., Class A (a) *	2,373,670
1,200	EZCORP, Inc., Class A (a) *	11,892
7,000	Papa John’s International, Inc.	279,930
10,000	PetMed Express, Inc.	136,000
2,000	Rent-A-Center, Inc.	60,700
34,000	Sonic Corp. *	760,240
10,000	Tempur Sealy International, Inc. *	561,700
33,000	Tractor Supply Co. (a)	2,029,830
17,000	Urban Outfitters, Inc. *	623,900
		6,837,862
Consumer Staples — 3.3%
10,700	Darling Ingredients, Inc. *	196,024
15,100	Fresh Del Monte Produce, Inc.	481,690
15,000	Sanderson Farms, Inc. (a)	1,319,250
		1,996,964
Energy — 4.1%
3,000	Atwood Oceanics, Inc. *	131,070
25,000	CARBO Ceramics, Inc. (a)	1,480,750
7,000	Denbury Resources, Inc. (a)	105,210
3,500	Dril-Quip, Inc. *	312,900
1,000	Matrix Service Co. *	24,120
1,500	Rosetta Resources, Inc. (a) *	66,840
5,000	SM Energy Co.	390,000
		2,510,890
Financials — 11.5%
30,000	Cullen/Frost Bankers, Inc.	2,295,300
38,000	Evercore Partners, Inc.	1,786,000
22,000	International Bancshares Corp.	542,630
30,250	Raymond James Financial, Inc.	1,620,795
3,000	Simmons First National Corp.	115,560
10,000	South State Corp. (a)	559,200
10,000	Umpqua Holdings Corp.	164,700
		7,084,185
Health Care — 11.0%
11,000	Abaxis, Inc. (a)	557,810
33,000	AmSurg Corp. *	1,651,650
650	Bio-Rad Laboratories, Inc., Class A *	73,710
20,000	Cerner Corp. (a) *	1,191,400
10,000	Edwards LifeSciences Corp. *	1,021,500
8,000	Luminex Corp. *	156,000
5,000	Merit Medical Systems, Inc. *	59,400
50,000	Myriad Genetics, Inc. (a) *	1,928,500
7,000	Osiris Therapeutics, Inc. (a) *	88,130
1	PharMerica Corp. *	24
		6,728,124
Industrials — 19.0%
5,000	Allegiant Travel Co.	618,300
6,000	B/E Aerospace, Inc. *	503,640
17,000	EnPro Industries, Inc. (a) *	1,029,010
19,600	Flowserve Corp.	1,382,192
23,000	Lindsay Corp. (a)	1,719,250
4,500	Old Dominion Freight Line, Inc. *	317,880
12,000	Quanta Services, Inc. *	435,480
1,000	Ryder System, Inc.	89,970
190,000	Taser International, Inc. (a) *	2,933,600

See accompanying notes which are integral of these portfolios of investments.

Shares		Value
34,000	Trinity Industries, Inc. (a)	$1,588,480
16,000	Watts Water Technologies, Inc., Class A	932,000
5,000	Werner Enterprises, Inc.	126,000
		11,675,802
Information Technology — 21.3%
66,000	ACI Worldwide, Inc. *	1,238,160
9,500	Anixter International, Inc.	805,980
20,000	Cardtronics, Inc. *	704,000
25,000	Diodes, Inc. *	598,000
3,000	Exlservice Holdings, Inc. *	73,230
5,705	Fidelity National Information Services, Inc.	321,192
5,000	Fiserv, Inc. *	323,175
10,482	FLIR Systems, Inc.	328,506
80,000	Geospace Technologies Corp. (a) *	2,812,000
33,000	Jabil Circuit, Inc.	665,610
20,000	Methode Electronics, Inc.	737,400
8,600	NVIDIA Corp.	158,670
21,000	Red Hat, Inc. *	1,179,150
15,000	ScanSource, Inc. *	518,850
9,300	Synopsys, Inc. *	369,164
39,000	Trimble Navigation Ltd. *	1,189,500
11,500	Tyler Technologies, Inc. *	1,016,600
		13,039,187
Materials — 9.1%
12,000	Albemarle Corp. (a)	706,800
8,500	Eagle Materials, Inc.	865,555
10,000	Eastman Chemical Co.	808,900
7,400	FMC Corp.	423,206
18,000	Quaker Chemical Corp.	1,290,420
10,800	Scotts Miracle-Gro Co./The, Class A	594,000
3,000	Terra Nitrogen Co. LP	433,200
7,500	United States Lime & Minerals, Inc.	435,975
		5,558,056
Real Estate Investment Trusts — 0.9%
3,500	Camden Property Trust	239,855
8,500	Equity One, Inc.	183,855
5,000	Weingarten Realty Investors (a)	157,500
		581,210
Telecommunication Services — 0.3%
15,000	General Communication, Inc., Class A *	163,650
Utilities — 1.7%
5,000	Hawaiian Electric Industries, Inc. (a)	132,750
15,900	Portland General Electric Co.	510,708
11,250	UGI Corp.	383,512
		1,026,970

		57,202,900

Total Common Stocks (Cost $44,606,221)		60,044,714

Exchange-Traded Funds — 0.2%
3,500	iShares China Large-Cap ETF	133,980
Total Exchange-Traded Funds (Cost $89,145)		133,980

Cash Equivalents — 1.8%
1,107,903	Huntington U.S. Treasury Money Market Fund, Institutional Shares, 0.030% (b) (c)	1,107,903
Total Cash Equivalents (Cost $1,107,903)		1,107,903

Short-Term Securities Held as Collateral for Securities Lending — 28.7%
17,623,729	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.080% (c)	17,623,729
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $17,623,729)		17,623,729

Total Investments (Cost $63,426,998) — 128.7%		78,910,326

Liabilities in Excess of Other Assets — (28.7)%		(17,613,825)

Net Assets — 100.0%		$61,296,501

(a)	All or a portion of the security was on loan as of September 30, 2014. The total value of securities on loan as of September 30, 2014 was $17,070,534.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of September 30, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

See accompanying notes which are integral of these portfolios of investments.

As of September 30, 2014, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation) *
VA Dividend Capture Fund	$37,013,036	$2,430,738	$(668,820)	$1,761,918
VA International Equity Fund	21,668,313	6,529,231	(399,553)	6,129,678
VA Situs Fund	63,436,868	17,856,578	(2,383,120)	15,473,458

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

NOTES TO PORTFOLIOS OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2014, the Trust operated 18 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “Fund,” or collectively as the “Funds”):

Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)

Huntington VA International Equity Fund (“VA International Equity Fund”)

Huntington VA Situs Fund (“VA Situs Fund”)

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Funds’ prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered.

(1) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. In valuing debt securities, a security pricing service may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities. If the movement in the index is greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2014, while the breakdown, by category, of common stocks is disclosed on the Portfolios of Investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Dividend Capture Fund
Investment Securities:
Common Stocks	$24,975,789	$—	$—	$24,975,789
Preferred Stocks	9,308,615	—	—	9,308,615
Exchange-Traded Funds	1,161,570	—	—	1,161,570
Cash Equivalents	699,839	—	—	699,839
Short-Term Securities Held as Collateral for Securities Lending	2,629,141	—	—	2,629,141

Total Investment Securities	38,774,954	—	—	38,774,954

VA International Equity Fund
Investment Securities:
Common Stocks	26,444,955	—	—	26,444,955
Cash Equivalents	269,607	—	—	269,607
Short-Term Securities Held as Collateral for Securities Lending	1,083,429	—	—	1,083,429

Total Investment Securities	27,797,991	—	—	27,797,991

VA Situs Fund
Investment Securities:
Common Stocks	60,044,714	—	—	60,044,714
Exchange-Traded Funds	133,980	—	—	133,980
Cash Equivalents	1,107,903	—	—	1,107,903
Short-Term Securities Held as Collateral for Securities Lending	17,623,729	—	—	17,623,729

Total Investment Securities	78,910,326	—	—	78,910,326

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all levels as of September 30, 2014 and the beginning of the measurement period.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds did not own any repurchase agreements at September 30, 2014.

C. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held.

D. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts – VA International Equity Fund and VA Situs Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At September 30, 2014, VA International Equity Fund and VA Situs Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts – Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk. For the period ended September 30, 2014, the Funds did not have any outstanding written options contracts.

E. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual minimum securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for related collateral and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid by the Funds to Huntington from Securities Lending
VA Dividend Capture Fund	$2,561,373	$2,629,141	$2,307,212	$47,764	$17,240
VA International Equity Fund	1,042,338	1,083,429	1,492,817	5,555	1,720
VA Situs Fund	17,070,534	17,623,729	14,600,092	174,898	37,633

F. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(2) General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market funds which are managed by the Advisor. A summary of each Fund’s investment in such affiliated money market funds is set forth below:

U.S. Treasury Money Market Fund	12/31/13 Market Value	Purchases	Sales	9/30/14 Market Value	Income
VA Dividend Capture Fund	$152,351	$16,438,432	$(15,890,944)	$699,839	$148
VA International Equity Fund	1,564,721	9,829,461	(11,124,575)	269,607	241
VA Situs Fund	2,628,213	14,973,980	(16,494,290)	1,107,903	274

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds
By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer
Date 11/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date 11/25/2014
By (Signature and Title)	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer

Date 11/25/2014